  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1998

                                                     1933 ACT FILE NO. 2-90946
                                                    1940 ACT FILE NO. 811-4015
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A


                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933        [X]
                       POST-EFFECTIVE AMENDMENT NO. 41      [X]
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940    [X]
                               AMENDMENT NO. 44             [X]


                        EATON VANCE MUTUAL FUNDS TRUST
             ----------------------------------------------------
             (FORMERLY EATON VANCE GOVERNMENT OBLIGATIONS TRUST)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

                                ALAN R. DYNNER
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):


[ ] immediately upon filing pursuant      [ ] on (date) pursuant to
    to paragraph(b)                           paragraph (a)(1)
[X] on March 1, 1998  pursuant to         [ ] 75 days after filing pursuant
    paragraph (b)                             to paragraph (a)(2)
[ ] 60 days after filing pursuant to      [ ] on (date) pursuant to
    paragraph (a)(1)                          paragraph (a)(2).


If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest


Strategic Income Portfolio and Tax-Managed Growth Portfolio have also executed this Registration Statement.


--------------------------------------------------------------------------------

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheet required by Rule 481(a) under the  Securities Act of
1933


    Part A--The Combined Prospectus of:
            Eaton Vance Tax-Managed Growth Fund
            Eaton Vance Tax-Managed Emerging Growth Fund

            The Prospectus of:
            Eaton Vance Strategic Income Fund

    Part B--The Combined Statement of Additional Information of:
            Eaton Vance Tax-Managed Growth Fund
            Eaton Vance Tax-Managed Emerging Growth Fund

            The Statement of Additional Information of:
            Eaton Vance Strategic Income Fund


    Part C--Other Information

    Signatures

    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any series of the Registrant not identified above.

                        EATON VANCE MUTUAL FUNDS TRUST
                          CROSS REFERENCE SHEET FOR
                      EATON VANCE STRATEGIC INCOME FUND
                         ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.          ITEM CAPTION                       PROSPECTUS CAPTION
-------           ------------                 -------------------------------
 1. ............  Cover Page                   Cover Page
 2. ............  Synopsis                     Shareholder and Fund Expenses
 3. ............  Condensed Financial          The Fund's Financial  Highlights;
                  Information                    Performance Information
 4. ............  General Description of       The Fund's Investment
                    Registrant                   Objective; Investment
                                                 Policies and Risks;
                                                 Organization of the Fund and
                                                 the Portfolio
 5. ............  Management of the Fund       Management of the Fund and the
                                                 Portfolio
 5A.............  Management's Discussion of   Not Applicable
                    Fund Performance
 6. ............  Capital Stock and Other      Organization of the Fund and
                    Securities                   the Portfolio; Reports to
                                                 Shareholders; The Lifetime
                                                 Investing Account/
                                                 Distribution Options;
                                                 Distributions and Taxes
 7. ............  Purchase of Securities       Valuing Shares; Distribution
                    Being Offered                and Service Plans; How to Buy
                                                 Shares; The Lifetime
                                                 Investing Account/
                                                 Distribution Options; The
                                                 Eaton Vance Exchange
                                                 Privilege; Eaton Vance
                                                 Shareholder Services
 8. ............  Redemption or Repurchase     How to Redeem Shares
 9. ............  Pending Legal Proceedings    Not Applicable

PART B                                          STATEMENT OF ADDITIONAL
ITEM NO.          ITEM CAPTION                    INFORMATION CAPTION
-------           ------------                -------------------------------
10. ............  Cover Page                   Cover Page
11. ............  Table of Contents            Table of Contents
12. ............  General Information and      Other Information
                    History
13. ............  Investment Objectives and    Additional Information about
                    Policies                     Investment Policies;
                                                 Investment Restrictions
14. ............  Management of the Fund       Trustees and Officers
15. ............  Control Persons and          Control Persons and Principal
                    Principal Holders of         Holders of Securities
                    Securities
16. ............  Investment Advisory and      Investment Adviser and
                    Other Services               Administrator; Service Plan -
                                                 Class A Shares; Distribution
                                                 Plans - Class B and Class C
                                                 Shares; Custodian;
                                                 Independent Accountants;
                                                 Other Information
17. ............  Brokerage Allocation and     Portfolio Security Transactions
                    Other Practices
18. ............  Capital Stock and Other      Other Information
                    Securities
19. ............  Purchase, Redemption and     Determination of Net Asset
                    Pricing of Securities        Value; Principal Underwriter;
                    Being Offered                Services for Accumulation -
                                                 Class A Shares; Service for
                                                 Withdrawal; Service Plan -
                                                 Class A Shares; Distribution
                                                 Plans - Class B and Class C
                                                 Shares
20. ............  Tax Status                   Taxes
21. ............  Underwriters                 Principal Underwriter
22. ............  Calculation of Performance   Investment Performance
                    Data
23. ............  Financial Statements         Financial Statements

                        EATON VANCE MUTUAL FUNDS TRUST
                          CROSS REFERENCE SHEET FOR
                     EATON VANCE TAX-MANAGED GROWTH FUND
                 EATON VANCE TAX-MANAGED EMERGING GROWTH FUND

                         ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.          ITEM CAPTION                       PROSPECTUS CAPTION
-------           ------------                 -------------------------------
 1. ............  Cover Page                   Cover Page
 2. ............  Synopsis                     Shareholder and Fund Expenses
 3. ............  Condensed Financial          The Funds' Financial
                  Information                    Highlights; Performance
                                                 Information
 4. ............  General Description of       The Funds' Investment
                    Registrant                   Objectives; The Tax-Managed
                                                 Mutual Fund Advantage;
                                                 Investment Policies and
                                                 Risks; Organization of the
                                                 Funds and the Portfolio
 5. ............  Management of the Fund       Management of the Funds and the
                                                 Portfolio
 5A.............  Management's Discussion of   Not Applicable
                    Fund Performance
 6. ............  Capital Stock and Other      Organization of the Funds and
                    Securities                   the Portfolio; Reports to
                                                 Shareholders; The Lifetime
                                                 Investing Account/
                                                 Distribution Options;
                                                 Distributions and Taxes

7. ............  Purchase of Securities       Valuing Shares; Distribution
                    Being Offered                and Service Plans; How to Buy
                                                 Shares; The Lifetime
                                                 Investing Account/
                                                 Distribution Options; The
                                                 Eaton Vance Exchange
                                                 Privilege; Eaton Vance
                                                 Shareholder Services
 8. ............  Redemption or Repurchase     How to Redeem Shares
 9. ............  Pending Legal Proceedings    Not Applicable

PART B                                         STATEMENT OF ADDITIONAL
ITEM NO.          ITEM CAPTION                 INFORMATION CAPTION
-------           ------------                 -------------------------------
10. ............  Cover Page                   Cover Page
11. ............  Table of Contents            Table of Contents
12. ............  General Information and      Other Information
                    History
13. ............  Investment Objectives and    Additional Information about
                    Policies                     Investment Policies;
                                                 Investment Restrictions
14. ............  Management of the Fund       Trustees and Officers
15. ............  Control Persons and          Control Persons and Principal
                    Principal Holders of         Holders of Securities
                    Securities

16. ............  Investment Advisory and      Investment Adviser and
                    Other Services               Administrator; Service Plan
                                                 -- Class A Shares;
                                                 Distribution Plans -- Class B
                                                 and Class C Shares;
                                                 Custodian; Independent
                                                 Certified Public Accountants;
                                                 Other Information
17. ............  Brokerage Allocation and     Portfolio Security Transactions
                    Other Practices
18. ............  Capital Stock and Other      Other Information
                    Securities
19. ............  Purchase, Redemption and     Determination of Net Asset
                    Pricing of Securities        Value; Principal Underwriter;
                    Being Offered                Services for Accumulation --
                                                 Class A Shares; Service for
                                                 Withdrawal; Service Plan --
                                                 Class A Shares; Distribution
                                                 Plans -- Class B and Class C
                                                 Shares
20. ............  Tax Status                   Taxes
21. ............  Underwriters                 Principal Underwriter
22. ............  Calculation of Performance   Investment Performance
                    Data
23. ............  Financial Statements         Financial Statements

                  Investing
[GRAPHIC OMITTED] for the
                  21st             Eaton Vance Tax-Managed Growth Fund
                  Century      Eaton Vance Tax-Managed Emerging Growth Fund

EATON VANCE TAX-MANAGED GROWTH FUND ("TAX-MANAGED GROWTH") IS A MUTUAL FUND SEEKING LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. Tax-Managed Growth currently pursues its investment objective by investing its assets in Tax-Managed Growth Portfolio (the "Portfolio"), a separate mutual fund having the same investment objective as Tax-Managed Growth, rather than by investing directly in and managing its own portfolio of securities. The Fund is a series of Eaton Vance Mutual Funds Trust (the "Trust").

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND ("TAX-MANAGED EMERGING GROWTH") IS A MUTUAL FUND SEEKING LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING DIRECTLY IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES OF EMERGING GROWTH COMPANIES. The Fund is also a series of the Trust.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.

This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated March 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

                                                Page                                                            Page
----------------------------------------------------------------------------------------------------------------------
Shareholder and Fund Expenses                      2         How to Buy Shares                                    12
The Funds' Financial Highlights                    4         How to Redeem Shares                                 14
The Funds' Investment Objectives                   5         Reports to Shareholders                              15
The Tax-Managed Mutual Fund Advantage              5         The Lifetime Investing Account/Distribution Options  15
Investment Policies and Risks                      6         The Eaton Vance Exchange Privilege                   16
Organization of the Funds and the Portfolio        8         Eaton Vance Shareholder Services                     17
Management of the Funds and the Portfolio          9         Distributions and Taxes                              18
Distribution and Service Plans                    10         Performance Information                              18
Valuing Shares                                    11
----------------------------------------------------------------------------------------------------------------------

                        Prospectus dated March 1, 1998

    SHAREHOLDER AND FUND EXPENSES
    SHAREHOLDER TRANSACTION EXPENSES

                                                                      Class A         Class B         Class C
                                                                       Shares          Shares          Shares
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                                  5.75%            None            None
Sales Charges Imposed on Reinvested Distributions                       None            None            None
Fees to Exchange Shares                                                 None            None            None
Maximum Contingent Deferred Sales Charge                                None           5.00%           1.00%

Annual Fund (and Allocated Portfolio) Operating Expenses (as a percentage of average daily net assets)

                                                                                           Rule 12b-1
                                                                             Investment   Distribution                   Total
                                                                              Adviser        and/or        Other       Operating
                                                                                Fees      Service Fees    Expenses      Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Growth
  Class A shares                                                               0.532%        0.050%        0.188%        0.770%
  Class B shares                                                               0.532         0.780         0.188         1.500
  Class C shares                                                               0.532         1.000         0.188         1.720

Tax-Managed Emerging Growth
  Class A shares*                                                              0.625%        0.000%        0.280%        0.905%
  Class B shares*                                                              0.625         0.750         0.280         1.655
  Class C shares                                                               0.625         1.000         0.280         1.905

*Payment of the Tax-Managed Emerging Growth Class A and Class B service fee will commence in the third quarter of 1998.
 See note below.

Example
An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge, or, in the case of
Class B and Class C shares, the applicable contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period (and, for Class B and Class C, no redemption):

                                                                               1 Year       3 Years       5 Years       10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Growth
  Class A shares                                                                $65           $ 81          $ 98          $147
  Class B shares                                                                 65             87           102           179
  Class B shares (no redemption)                                                 15             47            82           179
  Class C shares                                                                 27             54            93           203
  Class C shares (no redemption)                                                 17             54            93           203

Tax-Managed Emerging Growth
  Class A shares                                                                $66           $ 85          N/A           N/A
  Class B shares                                                                 67            192          N/A           N/A
  Class B shares (no redemption)                                                 17             52          N/A           N/A
  Class C shares                                                                 29             19          N/A           N/A
  Class C shares (no redemption)                                                 60             60          N/A           N/A

NOTES: The table and Examples summarize the aggregate expenses of each Class of shares of the Funds (including, in the case of Tax-Managed Growth, the Portfolio) and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for Class B shares of Tax-Managed Growth is for the most recent fiscal year. Information for Class A and Class C shares of Tax-Managed Growth is estimated based upon the most recent fiscal year of its predecessor fund adjusted for the multiple-class structure. Information for each Class of Tax- Managed Emerging Growth is estimated based on the most recent fiscal year because Tax-Managed Emerging Growth has only recently been organized.

Each Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Class B shares are sold subject to a declining CDSC (5% maximum) if redeemed within six years of purchase and Class C shares are sold subject to a 1% CDSC if redeemed within one year of purchase. The CDSC does not apply in certain circumstances. See "How to Buy Shares" and "How to Redeem Shares."

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary. Long-term holders of Class B and Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. For further information regarding the expenses of the Funds and the Portfolio see "The Funds" Financial Highlights," "Management of the Funds and the Portfolio," "Distribution and Service Plans," and "How to Redeem Shares."

For Class A and Class B shares sold by Authorized Firms and remaining outstanding for at least one year, Tax-Managed Emerging Growth will pay service fees not exceeding .25% per annum of the average daily net assets of such classes. Tax-Managed Emerging Growth expects to begin making service fee payments during the quarter ending December 31, 1998. Therefore, expenses after year one will be higher. See "Distribution and Service Plans."

Tax-Managed Growth invests exclusively in the Portfolio. Other investors with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Funds and the Portfolio."

THE FUNDS' FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the audited financial statements that appear in the Funds' annual reports to shareholders. The Funds' financial statements have been audited by Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. The financial statements and the independent auditors' report are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter. The financial information for each of the periods presented in Tax-Managed Growth's Financial Highlights are for the Fund prior to reclassification of its shares as Class B shares on November 1, 1997. Information for Class A and Class C of Tax-Managed Growth is not presented because these classes did not exist prior to November 1, 1997. The Financial Highlights for Class A and Class C shares will differ from the Financial Highlights for Class B shares due to the different fees imposed on Class A and Class C shares.

                                                                  Tax-Managed Growth (Class B Shares)
                                                                  ----------------------------------
                                                                       Year Ended October 31,
                                                                  ----------------------------------
                                                                   1997                    1996*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.150                 $10.000
                                                                --------                 -------
Income (loss) from operations:
  Net investment loss                                           $ (0.011)                $(0.003)
  Net realized and unrealized gain on investments                  3.411                   1.153
                                                                --------                 -------
    Total income from operations                                $  3.400                 $ 1.150
                                                                --------                 -------
Net asset value, end of period                                  $ 14.550                 $11.150
                                                                ========                 =======
Total return(1)                                                   30.49%                  11.50%
Portfolio turnover of the Portfolio                                  14%                      6%
Ratios/Supplemental data:
  Net assets, end of period (000 omitted)                       $574,740                 $77,644
  Ratio of net expenses to average daily net assets(3)             1.50%                   1.63%+
  Ratio of net investment loss to average daily net assets       (0.15)%                 (0.13)%+

                                                                    Tax-Managed Emerging Growth
                                                                  --------------------------------
                                                                   Period Ended October 31, 1997*
                                                                  --------------------------------
                                                                  Class A     Class B    Class C
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.000    $10.000    $10.000
                                                                   -------    -------    -------
Income (loss) from operations:
  Net investment income                                            $ 0.008    $ 0.005    $ 0.003
  Net realized and unrealized loss on investments                   (0.268)    (0.265)    (0.283)
                                                                   -------    -------    -------
  Net loss from operations                                         $(0.260)   $(0.260)   $(0.280)
                                                                   -------    -------    -------
Net asset value, end of period                                     $ 9.740    $ 9.740    $ 9.720
                                                                   -------    -------    -------
Total Return(1)                                                    (2.60)%    (2.60)%    (2.80)%
                                                                   -------    -------    -------
Portfolio Turnover                                                   7.00%      7.00%      7.00%
                                                                   -------    -------    -------
Average Commission Rate(2)                                         $0.0600    $0.0600    $0.0600

Ratios/Supplemental data:
  Net assets, end of period (000 omitted)                         $  3,925    $ 8,613    $ 2,051
  Ratio of net expenses to average daily net assets                  0.63%+     1.37%+     1.56%+
  Ratio of net investment income to average daily net assets         1.83%+     1.13%+     0.90%+

  + Computed on an annualized basis.
  * For Tax-Managed Growth for the period from the start of business, March 28, 1996, to October 31, 1996
    and for Tax-Managed Emerging Growth for Class A for the period from the start of bu     siness, September
    25, 1997, to October 31, 1997 and for Class B and Cla ss C for the period from the start of business,
    September 29, 1     997, to October 31, 1997.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the ex-dividend date. Total return is computed on a non-annualized basis.
(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.
(3) Includes Tax-Managed Growth's share of the Portfolio's allocated expenses.

THE FUNDS' INVESTMENT OBJECTIVES

TAX-MANAGED GROWTH'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. Tax-Managed Growth currently intends to pursue its investment objective by investing its assets in Tax-Managed Growth Portfolio (the "Portfolio"), a separate registered investment company with the same investment objective and policies as the Fund. Using this structure enables Tax-Managed Growth to participate in a well-established investment portfolio without being exposed to the unrealized gains accrued prior to Tax-Managed Growth's operations.

TAX-MANAGED EMERGING GROWTH'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES OF EMERGING GROWTH COMPANIES.

Each Fund seeks to achieve after-tax returns in part by minimizing the taxes Fund shareholders incur in connection with investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. Taxes on realized capital gains are minimized by maintaining relatively low portfolio turnover, by generally avoiding realized short-term and mid-term gains and by employing a variety of tax-efficient management techniques. See "Investment Policies and Risks" for further information.

Each Fund is designed for long-term taxable investors and is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. No Fund can assure achievement of its investment objective. While each Fund seeks to minimize investor taxes associated with the Fund's investment income and realized capital gains, the Fund may have taxable investment income and may realize taxable gains from time to time. The investment objective of each Fund and the Portfolio are fundamental, and may not be changed unless authorized by a shareholder vote.

Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"), serves as investment adviser to the Portfolio. Eaton Vance serves as investment adviser to Tax-Managed Emerging Growth. BMR and Eaton Vance are each sometimes referred to herein as an "Adviser" or collectively as the "Advisers." Eaton Vance also acts as the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


THE TAX-MANAGED MUTUAL FUND ADVANTAGE


Taxes are a major influence on the net returns that investors receive on their taxable investments. There are five components of the returns of an equity mutual fund -- price appreciation, distributions of income and distributions of realized short-term, mid-term and long-term capital gains -- which are treated differently for federal income tax purposes. Distributions of net investment income and net realized short-term gains (on stocks held less than 12 months) are taxed as ordinary income, at rates as high as 39.6%. Distributions of realized mid-term gains (on stocks held 12 to 18 months) are taxed at rates up to 28% and distributions of realized long-term gains (on stocks held at least 18 months) are taxed at rates up to 20%. Price appreciation, or unrealized gains, are not subject to current tax. Most equity mutual funds are managed to maximize PRE-TAX returns and largely ignore the different tax treatment of the various components of fund returns. In contrast, each Fund seeks to achieve long-term, AFTER-TAX returns for its shareholders by managing its investments so as to minimize and defer the taxes incurred by shareholders as a consequence of their investment in a Fund. Each Fund seeks to achieve returns primarily in the form of unrealized capital gains, which do not give rise to current tax obligations for shareholders.

The Funds are similar to retirement planning products such as variable annuities and IRAs in that they are vehicles for long-term, tax-deferred investing. As mutual funds, however, the Funds avoid a number of structural disadvantages inherent in a variable annuity--including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. Variable annuities offer tax-free exchanges and a death benefit, which are not offered by the Funds. Eligibility to invest in IRAs and annual contributions to IRAs are limited. Contributions to deductible IRAs can be made from pre-tax dollars and distributions from Roth IRAs are not taxed if certain requirements are met.

An analysis of long-term hypothetical returns achievable from a tax-managed equity fund that achieves returns predominantly from unrealized gains compared to a conventional equity mutual fund and a variable annuity can illustrate the fundamental soundness of a tax-managed equity fund investment. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and a variable annuity. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund or to a variable annuity can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in the Funds cannot be predicted.

INVESTMENT POLICIES AND RISKS

TAX-MANAGED GROWTH PORTFOLIO. It is the policy of the Portfolio to invest in a broadly diversified selection of equity securities, emphasizing common stocks of domestic and foreign growth companies that are considered to be high in quality and attractive in their long-term investment prospects. Under normal market conditions, the Portfolio will invest at least 65% of its assets in common stocks. Although the Portfolio may invest in investment-grade preferred stocks and debt securities, purchase of such securities will normally be limited to securities convertible into common stocks and temporary investments in short-term notes or government obligations. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's assets will be invested in any one industry. During defensive periods in which the Adviser believes that returns on common stock investments may be unfavorable, the Portfolio may temporarily invest up to 65% of its assets in U.S. government obligations and high quality short-term notes.

A substantial portion of the assets of the Portfolio are securities with large accumulated capital gains that have been contributed by investors in the Portfolio. As a general matter, the Portfolio will not sell appreciated securities contributed to the Portfolio if such a sale would give rise to the recognition of capital gains accumulated prior to investment in the Portfolio by the investor in the Portfolio who contributed the securities, but will instead seek to manage its exposure to such securities by using hedging techniques as appropriate. The Portfolio follows the practice of distributing selected appreciated securities to meet redemptions of certain investors and may, within certain limits, use the selection of securities distributed to meet such redemptions as a management tool. By distributing appreciated securities the Portfolio can reduce its position in such securities without realizing capital gains. During periods of net withdrawals by investors in the Portfolio, using distributions of securities also enables the Portfolio to avoid the forced sale of securities to raise cash for meeting redemptions. The Portfolio's ability to select the securities used to meet redemptions is limited with respect to redemptions by investors in the Portfolio who contributed securities, and with respect to the securities contributed by such investors in the Portfolio. See the Statement of Addtional Information. Such limitations could affect the performance of the Portfolio, and, therefore, Tax-Managed Growth.

TAX-MANAGED EMERGING GROWTH. Tax-Managed Emerging Growth invests in a broadly diversified selection of publicly-traded equity securities of emerging growth companies that are believed to have superior long-term earnings growth prospects. In the view of Eaton Vance, "emerging growth companies" are companies that are expected to demonstrate earnings growth rates and profit margins over the long term that are substantially in excess of the average of all publicly-traded companies in the U.S. It is expected that most emerging growth companies invested in by Tax-Managed Emerging Growth will have annual revenues of between $50 million and $1 billion at the time of acquisition, but the Fund may also invest in larger and smaller companies identified as having characteristics of emerging growth. Eaton Vance believes that investing in emerging growth companies offers significant opportunities for long-term capital appreciation, particularly if Tax-Managed Emerging Growth can invest in such companies before their potential is broadly recognized by investors.

Under normal market conditions, Tax-Managed Emerging Growth will invest at least 65% of its total assets in equity securities of emerging growth companies. For this purpose, equity securities include common stocks and securities convertible into common stocks. In selecting companies for investment, Eaton Vance may consider overall growth prospects, financial condition, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources, management and other factors. Tax-Managed Emerging Growth may invest up to 35% of its assets in preferred stocks, warrants, money market instruments (to meet anticipated redemption requests or while investment of cash is pending) and other securities and instruments described in this Prospectus. For temporary defensive purposes, such as during abnormal market or economic conditions, Tax-Managed Emerging Growth may also invest without limitation in various money market instruments and high grade debt obligations.

Tax-Managed Emerging Growth's investments will include investments in smaller companies for which there is less publicly available information than larger, more established companies. The securities of these companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Investments in smaller companies may involve a higher degree of business and financial risk that can result in substantial losses.

An investment in either Fund entails the risk that the principal value of Fund shares may not increase or may decline.

TAX MANAGEMENT STRATEGIES. Assets will be managed for long-term, after-tax returns. In managing investments, the Advisers will generally avoid selling securities with large accumulated capital gains. Over time, such securities may comprise a substantial portion of assets. Although certain hedging strategies may be used in lieu of selling appreciated securities, a Fund's exposure to losses during stock market declines may nonetheless become higher than that of other funds investing in similar securities that do not follow a general policy of avoiding sales of highly-appreciated securities.

Taxes on realized capital gains are minimized in part by maintaining relatively low portfolio turnover, investing primarily in the above-described companies with characteristics of above-average growth that are acquired with the expectation of being held for a period of years. The realization of short-term and mid-term capital gains generally will be avoided. When a decision is made to sell a particular appreciated security, share lots selected for sale will be those with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. When prudent, securities may be sold to realize capital losses that can be used to offset realized capital gains.

In their operations, the Portfolio and Tax-Managed Emerging Growth seek to achieve after-tax returns for their shareholders in part by minimizing the taxes they incur in connection with investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. The Funds can be expected to distribute relatively low levels of taxable investment income, if any.

To protect against price declines in securities holdings that have developed large accumulated capital gains, tax-advantaged hedging techniques may be employed including, but not limited to, the purchase of put options on securities held, equity collars (combining the purchase of a put option and the sale of a call option), equity swaps, short sales against-the-box on securities held and the sale of stock index futures contracts. Using these techniques rather than selling such securities may reduce exposure to price declines in certain securities without realizing substantial capital gains under current tax law. The ability to use short sales against-the-box, certain equity swaps and certain equity collar strategies as a tax-efficient management technique with respect to holdings of appreciated securities is limited to circumstances in which the hedging transaction is closed out within thirty days after the end of the taxable year and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed. In addition, while each Fund currently meets redemptions solely in cash, it may adopt in the future a policy of meeting shareholder redemptions in whole or in part through the distribution of readily marketable securities. Such a policy would only be adopted after giving notice to all shareholders and only in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to an affiliate of the Trust's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. See "How to Redeem Shares." A redeeming shareholder of a Fund who received securities would incur no more or less taxable gain than if the redemption had been paid in cash. By distributing appreciated securities a Fund can reduce its position in such securities without realizing capital gains.

It is expected that by employing the various tax-efficient management strategies described herein, the Portfolio and Tax-Managed Emerging Growth can minimize the extent to which shareholders incur taxes on Fund distributions of income and net realized gains. Nevertheless, distributions may be made of taxable income or gains from time to time.

INVESTING IN FOREIGN SECURITIES. The Portfolio may invest up to 25% and Tax-Managed Emerging Growth may invest up to 20% of assets in securities issued by foreign companies (including American Depository Receipts and Global Depository Receipts). Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by U.S. companies. The value of foreign investments to U.S. investors may be adversely affected by changes in currency exchange rates. Foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to government supervision than in the United States. Dividends on foreign stocks are generally subject to withholding taxes. Investments in foreign securities could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, armed conflict, and potential difficulties in enforcing contractual obligations.

RESTRICTED SECURITIES. Securities that are not freely tradable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities may be illiquid and may be difficult to properly value. Holdings of illiquid securities by each of the Portfolio and Tax-Managed Emerging Growth may not exceed 15% of its net assets. Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Section 4 (2) and Rule 144A securities may, however, be treated as liquid by an Investment Adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Ownership of such securities may increase the level of portfolio illiquidity to the extent qualified institutional buyers become uninterested in purchasing such securities.

DERIVATIVE INVESTMENTS. The Portfolio and Tax-Managed Emerging Growth may purchase or sell derivative instruments to hedge against securities price declines and currency movements and to enhance returns. Transactions in derivative instruments (which derive their value by reference to other securities, indices, instruments, or currencies) may be conducted in the U.S. and abroad. Such transactions may include the purchase and sale of stock index futures contracts and options on stock index futures; the purchase of put options and the sale of call options on securities held; equity swaps; and the purchase and sale of forward currency exchange contracts and currency futures. Transactions in derivative instruments may be used as a substitute for the purchase and sale of securities. Derivative transactions may be more advantageous in a given circumstance than transactions involving securities due to more favorable current tax treatment, lower transaction costs, or greater liquidity. While many derivative instruments have built-in leveraging characteristics, they will not be used to leverage assets.

The purchase and sale of derivative instruments is a highly specialized activity that can expose the Portfolio and Tax-Managed Emerging Growth to a significant risk of loss. The built-in leveraging inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a default on an obligation to pay by a counterparty. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of an underlying security, index, instrument, or currency. The use of futures for nonhedging purposes is limited by regulations of the Commodity Futures Trading Commission. There can be no assurance that the use of derivative instruments will be advantageous.

Equity swaps and over-the-counter options contracts will only be entered into with counterparties whose credit quality or claims paying ability are considered to be investment grade by the Advisers. In addition, at the time of entering into a transaction, the Portfolio's and Tax-Managed Emerging Growth's credit exposure to any one counterparty will be limited to 5% or less of net assets. The Portfolio's and Tax-Managed Emerging Growth's investment in illiquid assets, which may include certain equity swaps and over-the-counter options, may not represent more than 15% of net assets at the time any such illiquid assets are acquired.

LENDING OF PORTFOLIO SECURITIES. The Portfolio and Tax-Managed Emerging Growth may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Advisers to be sufficiently creditworthy and when, in the judgment of the Advisers, the consideration which can be earned from securities loans of this type, net of administrative expenses and finders' fees, justifies the attendant risk. The value of securities loaned by each of the Portfolio and Tax-Managed Emerging Growth will not exceed 33% of its total assets.

CERTAIN INVESTMENT POLICIES. The Funds and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Investment restrictions (except with respect to the borrowing of money and issuing senior securities) are considered at the time of acquisition of assets; the sale of portfolio assets is not required in the event of a subsequent change in circumstances. Except for such enumerated restrictions and as otherwise indicated in the Prospectus, the policies of the Funds and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of a Fund or the investors in the Portfolio, as the case may be. Each of the Portfolio and Tax-Managed Emerging Growth may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

ORGANIZATION OF THE FUNDS AND THE PORTFOLIO

EACH FUND IS A DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes, including Class A, Class B and Class C shares. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. See "Distribution and Service Plans" and "How to Buy Shares." The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. As a result of a reorganization with separate series of the Trust, Tax-Managed Growth commenced offering Class A, Class B and Class C shares on November 1, 1997.

When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares." There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of Tax-Managed Growth in the Portfolio, as well as the advantages and disadvantages of the two-tier format. Such investment may afford the potential for economies of scale for Tax-Managed Growth and may over time result in lower expenses.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. In addition to selling an interest to Tax-Managed Growth, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds and other investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investment companies investing in the Portfolio either do not sell their shares or are not required to sell their shares at the same public offering price as Tax-Managed Growth due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Information regarding other funds or investors that invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever Tax-Managed Growth as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), Tax-Managed Growth will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. Tax-Managed Growth shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require Tax-Managed Growth to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, Tax-Managed Growth could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of Tax- Managed Growth.

Tax-Managed Growth may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event Tax-Managed Growth withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Board of Trustees would consider what action might be taken, including investing the assets of Tax-Managed Growth in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. Tax-Managed Growth's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund or class might become liable for a misstatement or omission in the Prospectus regarding another Fund or class because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined prospectus.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIO

THE TRUST ENGAGES EATON VANCE AS TAX-MANAGED EMERGING GROWTH'S INVESTMENT ADVISER. THE PORTFOLIO ENGAGES BMR, A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE, AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931. BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $22 BILLION. EATON VANCE HAS BEEN MANAGING INVESTMENT COMPANIES WITH OBJECTIVES SIMILAR TO THAT OF EACH FUND SINCE 1961. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Duncan W. Richardson has acted as the portfolio manager of the Portfolio since it commenced operations and of its predecessor in investment operations (Capital Exchange Fund) since 1990. He manages other Eaton Vance portfolios and is a Vice President of Eaton Vance and BMR.

Edward E. Smiley, Jr. has acted as the portfolio manager of Tax-Managed Emerging Growth since it commenced operations. He has been a Vice President of Eaton Vance and BMR since 1996. Prior to joining Eaton Vance, he was a Senior Product Manager, Equity Management for TradeStreet Investment Associates, Inc., a wholly-owned subsidiary of NationsBank.

BMR and Eaton Vance, acting under the general supervision of the relevant Board of Trustees, manage the investments and affairs of Tax-Managed Emerging Growth and the Portfolio, repectively, pursuant to an investment advisory agreement. The Advisers also furnish office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund and the Portfolio.

Under their respective investment advisory agreements, each of Tax-Managed Emerging Growth and the Portfolio pays its Adviser a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of average daily net assets up to $500 million. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:


                                                 Annualized Fee Rate
Average Daily Net Assets for the Month             (For Each Level)

-------------------------------------------------------------------------
$500 million but less than $1 billion                  0.5625%
$1 billion but less than $1.5 billion                  0.5000%
$1.5 billion and over                                  0.4375%


For the fiscal year ended October 31, 1997, the Portfolio paid BMR advisory fees equivalent to 0.532% of the Portfolio's average daily net assets for such period. For the period from the start of business, September 25, 1997, to October 31, 1997, Tax-Managed Emerging Growth paid Eaton Vance advisory fees equivalent to 0.625% (annualized) of the Fund's average daily net assets for such period.

The Advisers place the portfolio securities transactions of Tax-Managed Emerging Growth and the Portfolio with many broker-dealer firms and use their best efforts to obtain execution of such transactions at prices which are advantageous and at reasonably competitive commission rates. Subject to the foregoing, the Advisers may consider sales of shares of a Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Trust, the Portfolio and the Advisers have adopted Codes of Ethics relating to personal securities transactions. The Codes permit personnel of the Advisers to invest in securities (including securities that may be purchased or held by Tax-Managed Emerging Growth or the Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as each Fund's administrator. The Trust has not retained the services of an investment adviser for Tax-Managed Growth since the Trust seeks to achieve the investment objective of that Fund by investing its assets in the Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Funds. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Funds and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by an Adviser under an investment advisory agreement, by Eaton Vance under the administrative services agreements, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION AND SERVICE PLANS

The Trust has adopted a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. THE CLASS A PLAN PROVIDES THAT CLASS A MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. Tax-Managed Emerging Growth expects to begin making Class A service fee payments during the quarter ending December 31, 1998.

The Trust has also adopted compensation-type Distribution Plans (the "Class B Plan" and "Class C Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") for each Fund's Class B and Class C shares. Each Plan is designed to permit an investor to purchase shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection therewith. UNDER SUCH PLANS, CLASS B AND CLASS C EACH PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF ITS SHARES. Such fees compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Class B and Class C shares and for interest expenses. Under the Class B Plan, the Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the Class B shares sold by such Firms. Under the Class C Plan, the Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to
 .75% of the purchase price of the shares sold by such Firm, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the Principal Underwriter will retain the sales commission as reimbursement for the sales commissions paid to Authorized Firms at the time of sale. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter under the two Plans are limited, uncovered distribution charges (sales commissions due the Principal Underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. During the fiscal year ended October 31, 1997, Tax-Managed Growth Class B (which was then a separate series fund) paid or accrued sales commissions equivalent to .75% of average daily net assets. For the period from the start of business September 29, 1997, to October 31, 1997, Tax-Managed Emerging Growth Class B and Class C paid or accrued sales commissions equivalent to .75% (annualized) of average daily net assets. As at October 31, 1997, the outstanding uncovered distribution charges calculated under the Tax-Managed Growth and Tax-Managed Emerging Growth Class B Plans and under the Tax-Managed Emerging Growth Class C Plan amounted to approximately $19,923,000, $415,000 and $122,000, respectively (equivalent to 3.5%, 4.8% and 5.9%, respectively, of net assets on such day).

THE CLASS B AND CLASS C PLANS ALSO AUTHORIZE EACH SUCH CLASS TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES, AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. Under the Class C Plan, the Principal Underwriter currently expects to pay to an Authorized Firm
(a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the Class C shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of Class C shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to Authorized Firms at the time of sale. For the fiscal year ended October 31, 1997, Tax-Managed Growth Class B and Tax-Managed Emerging Growth Class C paid or accrued service fees under the Plans equivalent to 0.03% and 0.25% (annualized), respectively, of average daily net assets for such period. Tax- Managed Emerging Growth expects to begin making Class B service fee payments during the quarter ending December 31, 1998.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms. The Principal Underwriter may at times allow discounts on the sale of Class A shares up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of classes of its shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and, in the case of Class B and Class C shares, the amount of uncovered distribution charges of the Principal Underwriter. The Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.


VALUING SHARES

EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Class's net asset value per share is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Trust) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of that Class's pro rata share of each Fund's total assets, less its liabilities, by the number of shares of that Class outstanding. Because Tax-Managed Growth invests its assets in an interest in the Portfolio, the net asset value of each of its Classes will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter by a specific time each day to receive that day's public offering price per share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter. The Trust has approved the acceptance of purchase and redemption orders as of the time of their receipt by certain Authorized Firms (or their designated intermediaries).


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices.

SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY SHARES


SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Class A shares are purchased at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The sales charge is divided between the Authorized Firm and the Principal Underwriter. Class B and Class C shares are purchased at the net asset value per share next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Trust may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Trust's transfer agent (the "Transfer Agent") as follows:
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

In connection with employee benefit or other continuous group purchase plans, the Trust may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant in such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Trust as described under "How to Redeem Shares."


CLASS A SHARES. The sales charge may vary depending on the size of the purchase and the number of Class A shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13- month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:

                         Sales Charge       Sales Charge    Dealer Commission
                       as Percentage of   as Percentage of   as Percentage of
Amount of Purchase      Offering Price    Amount Invested     Offering Price
--------------------------------------------------------------------------------
Less than $50,000            5.75%              6.10%              5.00%
$50,000 but less than        4.75               4.99
$100,000                                                           4.00
$100,000 but less            3.75               3.90
than $250,000                                                      3.00
$250,000 but less            3.00               3.09
than $500,000                                                      2.50
$500,000 but less            2.00               2.04
than $1,000,000                                                    1.75
$1,000,000 or more           0.00*              0.00*          See Below**


 *No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase.


**A commission on sales of $1 million or more will be paid as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts from $3 million but less than $5 million; plus 0.25% on amounts of $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.


Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") ("Eligible Plans") and "rabbi trusts". The Trust's Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of Class A shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.

Until March 31, 1998, no sales charge is payable at the time of purchase where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance if the redemption occurred no more than 60 days prior to the purchase of Class A shares and the redeemed shares were potentially subject to a sales charge. A CDSC of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase and the Authorized Firm will be paid a commission on such sales of 0.50% of the amount invested.


STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen month period in Class A shares, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of such shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation an Authorized Firm other than the original Firm is placing the orders, the adjustment will be made only on those shares purchased through the Firm then handling the investor's account.


ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. An Adviser may request that securities be retained for investment purposes. The number of Fund shares to be issued to an investor exchanging securities that are retained will be the value of the securities, as determined by the Trust's valuation procedures, divided by the applicable net asset value of Class B and Class C shares or public offering price of Class A shares on the day such securities are accepted. Securities accepted for exchange may also be sold for the account of their owner on the day of their receipt or as soon thereafter as possible. In such event, the number of Fund shares acquired to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

IN THE CASE OF BOOK ENTRY:                              IN THE CASE OF PHYSICAL DELIVERY:


Deliver through Depository Trust Co.                    Investors Bank & Trust Company
Broker #2212                                            Attention: Eaton Vance [indicate Fund name and Class]
Investors Bank & Trust Company                          Physical Securities Processing Settlement Area
For A/C Eaton Vance [indicate Fund name                 200 Clarendon Street
  and Class]                                            Boston, MA 02116

Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM SHARES

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below. Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Trust will make payment for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable CDSC (described below) and any federal income tax required to be withheld.

REDEMPTION BY MAIL. Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.


REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.


REDEMPTION THROUGH AN AUTHORIZED FIRM. To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value next calculated after the order is deemed to be received by the Trust or the Principal Underwriter, as the Trust's agent. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.


MEETING REDEMPTIONS BY DISTRIBUTING PORTFOLIO SECURITIES. Each Fund currently will meet redemptions entirely in cash, but in the future a Fund may adopt a policy of meeting redemption requests in whole or in part by distributing appreciated securities as chosen by its Adviser. Each Fund would only distribute readily marketable securities, which would be valued pursuant to the applicable valuation procedures. As described under "Investment Policies and Risks," the practice of distributing appreciated securities to meet redemptions can be a useful tool for tax-efficient management. A policy of meeting redemptions in whole or in part through the distribution of securities will only be established in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to an affiliate of the Trust's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. Redeeming shareholders who receive securities and who elect to participate in this program would receive the same amount of cash as if the redemption had been paid directly in cash and would incur no more or less taxable gain than if the redemption had been paid directly in cash. This election would need to be made in a letter of instruction which would be provided to shareholders before the policy was implemented. Shareholders not making an affirmative election to sell distributed securities to the custodian, would be required to take delivery of any securities distributed upon a redemption of shares. Such shareholders could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities.

If a Fund does adopt a policy of using distributions of securities to meet redemptions, it may continue to meet redemptions in whole or in part using cash. At certain times, there may not be sufficient quantities of appreciated securities available to meet redemptions by shareholders. Moreover, during periods of volatile market conditions the Funds can be expected to meet redemptions primarily through distributions of cash.


CONTINGENT DEFERRED SALES CHARGE. Each class of shares is subject to a CDSC on certain redemptions. The CDSC is calculated based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares in the account which are not subject to a CDSC.

In calculating a CDSC upon the redemption of shares acquired in an exchange, the shares are deemed to have been acquired at the time of the original purchase of the exchanged shares and, in the case of Class B shares, the CDSC schedule applicable to the exchanged shares will apply to the acquired shares. No CDSC is imposed on shares sold to Eaton Vance or its affiliates, or to their respective employees or clients. Shares acquired as the result of a merger or liquidation of another Eaton Vance sponsored fund generally will be subject to the same CDSC rate imposed by the prior fund.


CLASS A SHARES. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, they will be subject to a 1% CDSC if redeemed within 12 months of purchase. If Class A shares are purchased prior to April 1, 1998 at net asset value because the amount invested represents redemption proceeds from an unaffiliated mutual fund (as described under "How to Buy Shares"), they will be subject to a .50% CDSC if redeemed within 12 months of purchase.


CLASS B SHARES. Class B shares will be subject to the following CDSC schedule:

Year of Redemption
After Purchase                            CDSC
----------------------------------------------------------------------
First or Second                            5%
Third                                      4%
Fourth                                     3%
Fifth                                      2%
Sixth                                      1%
Seventh and following                      0%

The Class B CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required minimum distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required).

CLASS C SHARES. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase. The Class C CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Code, or (3) as part of a required minimum distribution from other tax-sheltered retirement plans.

REPORTS TO SHAREHOLDERS


EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the independent accountants. Shortly after the end of each calendar year, shareholders will be furnished with information necessary for preparing federal and state income tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions which at all times shows the balance of shares owned. The Trust will not issue share certificates except upon request.


Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.


Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and Class and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Trust's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.


INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.
CASH OPTION -- Dividends and capital gains will be paid in cash.


The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If shareholder communications are returned by the United States Postal Service or other delivery service as not deliverable, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Trust and its Transfer Agent. Since the Trust will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Trust involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE


Shares of each Fund currently may be exchanged for shares of the same class of one or more other funds in the Eaton Vance Group of Funds. Class A shares may also be exchanged for shares of Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston and Eaton Vance Tax Free Reserves. Class B shares may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, or shares of Eaton Vance Money Market Fund, which are subject to a CDSC, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Class C shares may also be exchanged for shares of Eaton Vance Money Market Fund and EV Classic Senior Floating-Rate Fund. Any such exchange will be made on the basis of the net asset value per share of each fund/class at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold. Exchanges are subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Trust does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve-month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to Class B shares (except Prime Rate Reserves and Class B shares of the Limited Maturity Funds), see "How to Redeem Shares." The CDSC or early withdrawal charge schedule applicable to Prime Rate Reserves and Class B shares of the Limited Maturity Funds is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.


Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES


THE TRUST OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund or Class as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION. Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund and specifying the Class may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and Class and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION. Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN. Each Fund will make available to shareholders making a deposit of at least $5,000 a systematic withdrawal plan through which they can make regular quarterly redemptions to yield them either a specified dollar amount of at least $200 per year or a specified percentage of net asset value of at least 4% but not more than 12% annually. Such amount will not be subject to the Class B or Class C CDSC. See "How to Redeem Shares." Such distributions would be paid at the option of each shareholder and would reduce the number of shares held by any shareholder electing to receive them. The maintenance of a withdrawal plan concurrently with purchases of additional Class A shares would be disadvantageous because of the sales charge included in such purchases.


STATEMENT OF INTENTION. Purchases of $50,000 or more of Class A shares made over a 13-month period are eligible for reduced sales charges. See "How to Buy Shares - Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION. Purchases may qualify for reduced sales charges on Class A shares when the current market value of holdings (shares at current offering price), plus new purchases reaches $50,000 or more. Class A shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in the same shares (or for Class A shares in Class A shares of any other Eaton Vance fund), provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Trust (or by the Trust's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares (or other shares are acquired) within the period beginning 30 days before and ending 30 days after the date of redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares of each Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES


The Portfolio and Tax-Managed Emerging Growth will be managed toward an objective of achieving long-term, after-tax returns in part by minimizing shareholders taxes. Because distributions of net investment income and realized capital gains give rise to shareholder taxes, investments generally will be selected and managed to minimize net investment income and net realized gains and associated distributions. The Funds can be expected to generally distribute a lesser percentage of returns each year than other equity mutual funds. There can be no assurance, however, that taxable distributions can be avoided. The ability to utilize or the desirability of various tax management techniques and securities lending may be reduced or eliminated by future tax and other legislation, regulations, administrative interpretations, or court decisions.

Each Fund intends to distribute each year (normally in December) substantially all of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) and net capital gain, if any. Distributions generally will not qualify for the dividends-received deduction for corporations.

Distributions of investment company taxable income are taxable to shareholders as ordinary income, whether paid in cash or additional shares of the Fund. Distributions of net capital gain are taxable to shareholders as long-term or mid-term capital gain, whether paid in cash or additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder. Current IRS rules permit the Fund to designate net capital gain distributions as "28% rate gain distributions" (i.e., mid-term gain distributions) or "20% rate gain distributions" (i.e., long-term gain distributions), and require shareholders to treat such distributions accordingly.

Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year.

The redemption of shares of the Fund may result in a taxable gain or loss to the redeeming shareholder, depending on whether the amount received is greater or less than such shareholder's adjusted tax basis in the shares redeemed. An exchange of shares of the Fund for shares of another Eaton Vance fund generally will have similar tax consequences.

Taxable distributions to certain shareholders, including those who have not provided the Fund with their correct taxpayer identification number and other required certifications, may be subject to "backup" federal tax withholding of 31%.

The foregoing only summarizes some of the federal tax consequences to shareholders of investing in shares of the Fund, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors, individual retirement accounts and other retirement plans. Investors should consult their tax advisers concerning the applicability of state, local or other taxes.

PERFORMANCE INFORMATION

FROM TIME TO TIME, AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. Average annual total return is determined separately for each Class by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (including maximum sales charge for Class A shares; net asset value for Class B and Class C shares) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. Each Fund may also publish annual and cumulative total return figures from time to time. Tax-Managed Growth may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

Each Fund may also publish total return figures for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed upon a redemption. A Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that investment results will fluctuate over time, and any presentation of total return for any prior period should not be considered a representation of what an investment may earn or what the total return may be in any future period. Investment results are based on many factors, including market conditions, the composition of the security holdings and operating expenses. Investment results also often reflect the risks associated with the particular investment objective and policies of a Fund. Among others, these factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. If the expenses of a Fund or the Portfolio are allocated to Eaton Vance, that Fund's performance will be higher.

The following chart reflects the annual investment returns of CLASS B OF TAX-MANAGED GROWTH for one-year periods ending October 31 and does not take into account any sales charge. The total return for the period prior to Tax-Managed Growth's commencement of operations on March 28, 1996, reflects the total return of the Portfolio (or that of its predecessor) which had different operating expenses. The performance of the predecessor funds of Class A and Class C was different.


                  5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 19.64%
                 10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 16.25%

                      1988                      5.49%
                      1989                     16.46%
                      1990                     (4.05%)
                      1991                     37.13%
                      1992                     10.94%
                      1993                      7.33%
                      1994                      8.80%
                      1995                     32.56%
                      1996                     22.31%
                      1997                     30.49%

   [logo]           Investing
                    for the
EATON VANCE         21st
------------        Century
MUTUAL FUNDS

--------------------------------------------------------------------------------
Eaton Vance Tax-Managed Growth Fund
Eaton Vance Tax-Managed Emerging Growth Fund


PROSPECTUS
March 1, 1998

--------------------------------------------------------------------------------
Portfolio Investment Adviser
Boston Management and Research, 24 Federal Street, Boston, MA 02110

Investment Adviser of Eaton Vance Tax-Managed Emerging Growth Fund Fund Administrator
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

Custodian
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

Transfer Agent
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

Auditors
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110                TGMGP

                  Investing
[logo]            for the
EATON VANCE       21st
-------------     Century
 MUTUAL FUNDS
                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                   Eaton Vance
                              Strategic Income Fund

Eaton Vance Strategic Income Fund (the "Fund") is a mutual fund seeking a high level of income and total return by investing in a global portfolio consisting primarily of high grade debt securities. The Fund invests its assets in Strategic Income Portfolio (the "Portfolio"), a non-diversified open-end investment company having the same investment objective as the fund, rather than by directly investing in and managing its own portfolio of securities. The Portfolio's investment adviser will invest in a variety of income producing securities, including those of below investment grade quality. The value of Fund shares will fluctuate because of changes in currency exchange rates, credit quality and interest rates, and other factors. The Fund is a series of Eaton Vance Mutual Funds Trust (the "Trust").

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING FLUCTUATIONS IN VALUE AND THE POSSIBLE LOSS OF SOME OR ALL OF THE PRINCIPAL INVESTMENT.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated March 1, 1998 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone
(800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund and the Portfolio. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

                                               Page                                                             Page
----------------------------------------------------------------------------------------------------------------------
Shareholder and Fund Expenses                     2          How to Redeem Shares                                 14
The Fund's Financial Highlights                   4          Reports to Shareholders                              15
The Fund's Investment Objective                   5          The Lifetime Investing Account/Distribution Options  15
Investment Policies and Risks                     5          The Eaton Vance Exchange Privilege                   16
Organization of the Fund and the Portfolio        8          Eaton Vance Shareholder Services                     17
Management of the Fund and the Portfolio          9          Distributions and Taxes                              18
Distribution and Service Plans                   10          Performance Information                              19
Valuing Shares                                   11          Appendix                                             20
How to Buy Shares                                12
----------------------------------------------------------------------------------------------------------------------

                        Prospectus dated March 1, 1998

    SHAREHOLDER AND FUND EXPENSES
    SHAREHOLDER TRANSACTION EXPENSES
                                             Class A    Class B    Class C
                                             Shares     Shares     Shares
------------------------------------------------------------------------------
Sales Charge Imposed on Purchases             4.75%      None       None
Sales Charges Imposed on Reinvested
  Distributions                               None       None       None
Fees to Exchange Shares                       None       None       None
Maximum Contingent Deferred Sales Charge      None       5.00%      1.00%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                             Class A    Class B    Class C
                                             Shares     Shares     Shares
------------------------------------------------------------------------------
Management Fees                               0.67%      0.67%      0.67%
Rule 12b-1 Distribution and/or Service
Fees*                                         0.00       0.95       1.00
Other Expenses                                0.46       0.46       0.46
                                              ----       ----       ----
    Total Operating Expenses                  1.13%      2.08%      2.13%
                                             =====       ====       ====
    *Payment of Class A service fees will commence in 1999. See note below.


    EXAMPLE
    An investor would pay the following expenses and, in the case of Class A shares, maximum initial sales charge, or in the case of Class B and Class C shares, the applicable contingent deferred sales charge on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:


                                             Class A    Class B    Class C
                                             Shares     Shares     Shares
------------------------------------------------------------------------------
 1 Year                                       $ 58       $ 71       $ 32
 3 Years                                        82        105         67
 5 Years                                       107        132        114
10 Years                                       178        241        246


    An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:


                                             Class A    Class B    Class C
                                             Shares     Shares     Shares
------------------------------------------------------------------------------
 1 Year                                       $ 58       $ 21       $ 22
 3 Years                                        82         65         67
 5 Years                                       107        112        114
10 Years                                       178        241        246

NOTES: The table and Example summarize the aggregate expenses of the Portfolio and each Class of shares of the Fund and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for Class B shares is for the most recent fiscal year. Information for Class A shares is estimated. Information for Class C shares is also estimated based upon the most recent fiscal year of its predecessor fund adjusted for the multiple-class structure. Management Fees include investment advisory and administration fees paid by the Portfolio of 0.52% and 0.15%, respectively.

The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Class B shares are sold subject to a declining CDSC (5% maximum) if redeemed within six years of purchase and Class C shares are sold subject to a 1% CDSC if redeemed within one year of purchase. The CDSC does not apply in certain circumstances. See "How to Buy Shares" and "How to Redeem Shares".


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. Long-term holders of Class B and Class C may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. For further information regarding the expenses of the Fund and the Portfolio, see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio", "Distribution and Service Plans" and "How to Redeem Shares".

For Class A shares sold by Authorized Firms and remaining outstanding for at least one year, the Fund will pay service fees not exceeding 0.25% per annum of the Class A average daily net assets. The Fund expects to begin making service fee payments during the quarter ending January 31, 1999. After such date, Other Expenses will be higher. See "Distribution and Service Plans".


The Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 9.

The Fund invests in the Portfolio and, at times, in another registered investment company. Other investors with different distribution arrangements and fees may invest in the Portfolio in the future. See "Organization of the Fund and the Portfolio".


THE FUND'S FINANCIAL HIGHLIGHTS


The following information should be read in conjunction with the audited financial statements that appear in the Fund's annual report to shareholders. The Fund's financial statements have been audited by Coopers & Lybrand L.L.P., independent accountants, as experts in accounting and auditing. The financial statements and the report of independent accountants are incorporated by reference into the Statement of Additional Information. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter. The financial information for each of the periods presented in the Fund's Financial Highlights is for the Fund prior to reclassification of its shares as Class B shares on November 1, 1997. Information for Class A and Class C shares is not presented because these classes did not exist prior to November 1, 1997. The Financial Highlights for Class A and Class C shares will differ from the Financial Highlights for Class B shares due to the different fees imposed on Class A and Class C shares.

                                                                        Year Ended October 31,
                                          -------------------------------------------------------------------------------------
                                             1997        1996         1995        1994++++     1993         1992        1991++
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  beginning of year                       $  9.310     $  8.500     $  8.290     $  9.410    $  9.120      $  9.920    $ 10.000
                                          --------     --------     --------     --------    --------      --------    --------
INCOME FROM OPERATIONS:
  Net investment income                   $  0.657     $  0.655     $  0.726     $  0.645    $  0.239      $  0.816    $  0.786
  Net realized and unrealized
    gain (loss) on investments               0.288        0.858        0.167       (1.135)      0.683        (0.943)     (0.022)+++
                                          --------     --------     --------     --------    --------      --------    --------
Total income (loss) from operations       $  0.945     $  1.513     $  0.893     $ (0.490)   $  0.922      $ (0.127)   $  0.764
                                          --------     --------     --------     --------    --------      --------    --------
LESS DISTRIBUTIONS:
  From net investment income              $ (0.657)    $ (0.655)    $ (0.361)    $ (0.343)   $ (0.632)     $ (0.673)   $ (0.786)
  In excess of net investment income(2)     (0.128)      (0.048)        --           --          --            --          --
  From tax return of capital                  --           --         (0.322)      (0.290)       --            --          --
  From paid-in capital                        --           --           --           --          --            --        (0.058)
                                          --------     --------     --------     --------    --------      --------    --------
    Total distribution                    $ (0.785)    $ (0.703)    $ (0.683)    $ (0.633)   $ (0.632)     $ (0.673)   $ (0.844)
                                          --------     --------     --------     --------    --------      --------    --------
NET ASSET VALUE -- end of year            $  9.470     $  9.310     $  8.500     $  8.290    $  9.410      $  9.120    $  9.920
                                          ========     ========     ========     ========    ========      ========    ========
TOTAL RETURN(1)                              10.44%       18.48%       11.34%       (5.33%)     10.51%        (1.45%)      7.97%

RATIOS/SUPPLEMENTAL DATA
  (to average daily net assets):
  Expenses*                                   2.08%        2.17%        2.18%        2.00%       1.99%         1.95%       2.11%+
  Net investment income                       6.91%        7.38%        7.85%        7.24%       7.53%         8.20%       8.24%+
PORTFOLIO TURNOVER**                          --           --           --             55%         55%           56%         20%
NET ASSETS AT END OF YEAR
  (000's omitted)                         $130,596     $129,671     $150,767     $233,139    $381,227      $533,253    $589,182

   *  Includes the Fund's share of the Portfolio's allocated expenses for the years ended October 31, 1997, 1996 and 1995, and for the period from March 31, 1994 to October 31, 1994.
  **  Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements, which are included in the Fund's annual report to shareholders.
   +  Computed on an annualized basis.
  ++  For the period from the start of business, November 26, 1990, to October 31, 1991.
 +++  The per share amount is not in accord with the net realized and unrealized gain for the period due to the timing of the sales of Fund
      shares and the amount of per-share realized and unrealized gains and losses at such time.
++++  Per share amounts have been calculated using the monthly average share method which more approximately presents the per share data for the period, since the use of the undistributed method does not accord with the results of operations.
 (1)  Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Income dividends are assumed to be reinvested at the net asset value on the payable date. Capital gain distributions, if any, are assumed to be reinvested at the net asset value on the ex-dividend date. Total return is not computed on an annualized basis.
 (2)  The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of
      Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE FUND'S INVESTMENT OBJECTIVE
THE FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF INCOME AND TOTAL RETURN BY INVESTING IN A GLOBAL PORTFOLIO CONSISTING PRIMARILY OF HIGH GRADE DEBT SECURITIES. The Investment Adviser will allocate investments among different countries, currencies and credits, including those of below investment grade quality, based on the perception of the most favorable markets and issuers, the relative yield and appreciation potential of a particular country's securities and the relationship of a country's currency to the U.S. dollar. Changes in exchange rates for the foreign currencies in which the investments and forward contracts are denominated may adversely affect the value of Fund shares. The Fund's investment objective may be changed by the Trustees of the Trust without shareholder approval.

INVESTMENT POLICIES AND RISKS
THE FUND CURRENTLY SEEKS ITS OBJECTIVE BY INVESTING IN STRATEGIC INCOME PORTFOLIO ( THE "PORTFOLIO"), WHICH IS ITSELF AN OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND. The Portfolio, in turn, invests primarily in a portfolio of high grade debt securities of issuers located anywhere in the world.

The Investment Adviser adjusts the Portfolio's investments and engages in active management techniques to take advantage of differences in interest rates and currency exchange rates in markets around the world, and other differences among countries and markets. By allocating the Portfolio's assets actively among issuers in different countries, and among securities denominated in different currencies, the Investment Adviser attempts to achieve a higher level of current income than might be available from a portfolio invested only in the securities of one country or denominated in one currency. This strategy requires the Investment Adviser to identify countries and currencies where the Portfolio's investments will outperform comparable investments in other countries and currencies and in many cases to predict changes in economies, markets, political conditions, and other factors. The success of this strategy will, of course, involve the risk that the Investment Adviser's predictions may be untimely or incorrect. The Investment Adviser also seeks to identify markets and securities which appear to be undervalued and make investments to profit from increases in value.


The Portfolio will invest primarily in high grade debt securities. "High grade" debt securities include securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities and debt securities, rated at least A by Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Duff & Phelps Inc., of foreign governmental and private issuers. They may also include commercial paper or other short-term debt instruments rated in one of the two highest short-term rating categories by any of those rating services (or by Fitch/IBCA), and certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks having total assets of more than $500 million and determined by the Investment Adviser to be of comparable credit quality to short-term securities with those ratings. An unrated security will be considered to be a high grade security if the Investment Adviser determines that it is of comparable quality to any of the securities described above. In making such determinations, the Adviser will consider any rating of the issuer of unrated securities.


The Portfolio may invest the remainder of its assets in lower-rated debt securities, although less than 35% of the Portfolio's assets will be invested in securities rated below BBB-/Baa3 (commonly referred to as "junk bonds"). Lower-rated securities generally offer higher current yields and appreciation potential than do higher-rated securities, but are subject to greater risks. Securities in the lower categories are considered to be of poor standing and predominantly speculative; securities in the lowest rating categories may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. The values of lower-rated fixed income securities generally fluctuate more than those of higher-rated fixed-income securities.


In lieu of having the Portfolio invest in lower-rated debt securities, the Fund may invest up to 35% of its assets in High Income Portfolio ("HI Portfolio"), a separate registered investment company advised by the Investment Adviser. The investment objective of HI Portfolio is to provide a high level of current income and it may invest in the same types of debt securities (with the same risks) as the Portfolio. HI Portfolio normally invests at least 65% of its assets in debt securities of the lowest investment grade, lower-rated obligations and unrated obligations; at least 80% of its net assets in fixed-income securities, including convertible securities; and up to 20% of its net assets in common stocks and other equity securities when consistent with its objective or acquired as part of a unit combining fixed-income and equity securities. The Fund will not invest in the HI Portfolio when such Portfolio is not so invested. Foreign investments of HI Portfolio may not exceed 25% of total assets. HI Portfolio may purchase and sell derivative instruments similar to those described in this Prospectus, except for swaps. At January 31, 1998, HI Portfolio had 97.7% of its assets invested in high yield, high risk bonds, and held no obligations in default. For more detailed information about the risks associated with investing in lower-rated securities, see "Additional Risk and Investment Information" below.

The income producing securities in which the Portfolio invests may have fixed, variable or floating interest rates, constitute a broad mix of asset classes, and may include convertible bonds, securities of real estate investment trusts and natural resource companies, stripped debt obligations, closed-end investment companies (that invest primarily in debt securities the Portfolio could invest in), preferred, preference and convertible stocks, equipment lease certificates, equipment trust certificates, conditional sales contracts and debt obligations collateralized by, or representing interests in pools of, mortgages and other types of loans ("asset-backed obligations"). Convertible and preferred equity securities may experience more price volatility than debt securities. The Portfolio may invest a portion of its assets in fixed and floating rate loans and loan interests. The Portfolio will normally invest in securities of issuers located in at least three different countries (which may include the United States), and will not normally invest more than 25% of its assets in securities of issuers located in a single foreign country or denominated in any single foreign currency, except the U.S. dollar. Nevertheless, through "Active Management Strategies" discussed below, the entire Fund may be exposed to foreign currency risks. For temporary defensive purposes, such as during abnormal market or economic conditions, the Portfolio may hold all or any portion of its assets in securities of issuers located in the United States and in cash or money market instruments. It is impossible to predict when, or for how long, the Portfolio will engage in such strategies.


THE MARKET VALUE OF THE PORTFOLIO'S (AND HI PORTFOLIO'S) INVESTMENTS WILL CHANGE IN RESPONSE TO CHANGES IN CURRENCY EXCHANGE AND INTEREST RATES, CREDIT QUALITY CHANGES OF ISSUERS AND OTHER FACTORS. Changes in the values of portfolio securities will not affect interest income derived from those securities, but will affect the Fund's net asset value. See "Additional Risk and Investment Information" below.

ACTIVE MANAGEMENT TECHNIQUES


CURRENCY AND OTHER DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; forward foreign currency exchange contracts; and interest rate and currency swaps. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. Under regulations of the Commodity Futures Trading Commission, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the Investment Adviser's use of derivative instruments will be advantageous to the Portfolio.


The Portfolio will only enter into equity swaps and over-the-counter options contracts with counterparties whose credit quality or claims paying ability are considered to be investment grade by the Investment Adviser. In addition, at the time of entering into a transaction, the Portfolio's credit exposure to any one counterparty will be limited to 5% or less of the net assets of the Portfolio. The Portfolio's investment in illiquid assets, which generally will include equity swaps and over-the-counter options, may not represent more than 15% of net assets at the time any such illiquid assets are acquired.


Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Investment Adviser determines that there is an established historical pattern or correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another. In addition, the Portfolio may purchase forward contracts for non-hedging purposes when the Investment Adviser anticipates that the foreign currency will appreciate in value.


SECURITIES LOANS, REPURCHASE AGREEMENTS, FORWARD COMMITMENTS AND REVERSE REPURCHASE AGREEMENTS. The Portfolio may lend its portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to the Portfolio if the other party should default on its obligations and the lender is delayed or prevented from recovering the collateral. The Portfolio may also purchase or sell securities for future delivery by means of "forward commitments."


REVERSE REPURCHASE AGREEMENTS. The Portfolio may also enter into "reverse" repurchase agreements which generally involve the sale of securities held and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. The Portfolio can invest the cash it receives or use it to meet redemption requests. Reverse repurchase agreements and forward commitments to purchase securities may increase the overall investment exposure of the Portfolio and involve investment leverage. Use of investment leverage may increase the amount of any losses incurred by the Portfolio in the case of adverse changes in market conditions or the failure of the issuer of a security or financial instrument to meet its obligations. The Portfolio may also enter into reverse repurchase agreements as a hedge against a possible decline in the value of the foreign currency in which a debt security is denominated by converting the foreign currency cash proceeds from the sale of the debt security into U.S. dollars.


ADDITIONAL RISK AND INVESTMENT INFORMATION

INVESTMENTS IN FOREIGN SECURITIES. Because foreign securities involve foreign currencies, the values of the assets of the Portfolio (and HI Portfolio) and their net investment income available for distribution may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including among others the issuer's balance of payments, overall debt level, and cash flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in the payment or delivery of securities or in the recovery of assets held abroad) and expenses not present in the settlement of domestic investments. Investments may include securities issued by the governments of lesser-developed countries, which are sometimes referred to as "emerging markets", and other issuers located in such countries. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the Investment Adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, armed conflict and diplomatic developments which could affect the values of a Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries, including remedies available in bankruptcy proceedings, may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.


INVESTING IN LOWER-RATED SECURITIES. Lower quality debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The prices of lower-rated and comparable unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are prices of higher-rated securities, which react primarily to movements in the general level of interest rates. The Portfolio (and HI Portfolio) may invest a substantial portion of their assets in lower-rated securities issued in connection with mergers, acquisitions, leveraged buy-outs, recapitalizations and other highly leveraged transactions, which pose a higher risk of default or bankruptcy of the issuer than other fixed-income securities particularly during periods of deteriorating economic conditions and contraction in the credit markets. The Portfolio (and HI Portfolio) may also invest in debt securities not paying current income in anticipation of possible future income or capital appreciation. The issuer of such securities may be in bankruptcy or undergoing a debt restructuring or reorganization. Defaulted securities may be retained. In the case of a defaulted security, the Portfolio (or HI Portfolio) may incur additional expense seeking recovery of its investment. In the event the rating of a security held by the Portfolio (or HI Portfolio) is downgraded, causing the Fund to have indirectly 35% or more of its total assets in securities rated below investment grade, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such securities of the Portfolio (or reduce the Fund's investment in HI Portfolio) as it deems necessary in order to comply with this limitation. See the Appendix to this Prospectus for the asset composition of the Portfolio for the most recent fiscal year. For a description of securities ratings, see the Statement of Additional Information.


INTEREST RATE RISK. The value of Fund shares will reflect the value of the Fund's interest in the Portfolio (which in turn, reflects the underlying value of the Portfolio's assets and liabilities), and any interest in HI Portfolio and will change in response to interest rate fluctuations. When interest rates decline, the value of debt securities held by the Portfolios can be expected to rise. Conversely, when interest rates rise, the value of debt securities held by the Portfolios can be expected to decline.

OTHER PRACTICES. The Portfolio may at times invest in so-called "zero-coupon" bonds (deferred interest bonds) and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and interest is paid only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Because these instruments allow an issuer to avoid the need to generate cash to meet current interest payments, they may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required to accrue interest income on such investments and the Fund is required to distribute its share of such amounts at least annually to shareholders. Thus, a Portfolio could be required at times to liquidate other investments to obtain cash in order to enable the Fund to satisfy its distribution requirements.


The Portfolio may hold up to 15% of its net assets in illiquid securities, including securities legally restricted as to resale such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may, however, be treated as liquid by the Investment Adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Rule 144A securities may increase illiquidity if qualified institutional buyers become uninterested in purchasing such securities.


The Portfolio may also temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions. Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

NON-DIVERSIFIED STATUS. As a "non-diversified" investment company, the Portfolio may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer, other than U.S. government securities. The Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Portfolio is more susceptible to any single adverse or political occurence or development affecting issuers in which the Portfolio invests. HI Portfolio is diversified.

INVESTMENT RESTRICTIONS. The Fund, the Portfolio (and HI Portfolio) have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote or an investor vote, respectively. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Fund and a Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the affected Portfolio without obtaining the approval of the Fund's shareholders or the investors of the Portfolio, as the case may be.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
THE FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUTUAL FUNDS TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 7, 1984, AS AMENDED. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes, including Class A, Class B and Class C shares. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. See "Distribution and Service Plans" and "How to Buy Shares." The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. As a result of a reorganization with separate series of the Trust, the Fund commenced offering Class B and C shares on November 1, 1997. The Fund also commenced offering Class A shares on that date.

When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Shares". There are no annual meetings of shareholders, but special meetings may be held as required by law to elect Trustees and consider certain other matters. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolios, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure may offer opportunities for growth in the assets of the Portfolios, may afford the potential for economies of scale for the Fund and may over time result in lower expenses for the Fund.

THE PORTFOLIO (AND HI PORTFOLIO) ARE ORGANIZED AS TRUSTS UNDER THE LAWS OF THE STATE OF NEW YORK AND INTEND TO BE TREATED AS PARTNERSHIPS FOR FEDERAL TAX PURPOSES. In addition to selling an interest to the Fund, each Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the Fund or class due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that may invest in a Portfolio. Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.


Whenever the Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from a Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from either or both Portfolios at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from both Portfolios, or the Board of Trustees of the Trust determines that the investment objective of the Portfolios are no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in a Portfolio) from a Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931. BMR's expertise in the management of fixed-income securities ranges from government obligations, high-grade corporate and municipal securities, foreign debt and bank loan interests to higher yielding instruments. BMR's fixed-income division is armed with the research and technical ability to gain immediate access to interest rate data around the world.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:



                                                        Annual       Daily
Category      Daily Net Assets                        Asset Rate  Income Rate
--------------------------------------------------------------------------------
1             up to $500 million                        0.275%       2.75%
2             $500 million but less than $1 billion     0.250%       2.50%
3             $1 billion but less than $1.5 billion     0.225%       2.25%
4             $1.5 billion but less than $2 billion     0.200%       2.00%
5             $2 billion but less than $3 billion       0.175%       1.75%
6             $3 billion and over                       0.150%       1.50%

Total daily gross income is the total gross investment income, exclusive of capital gains and losses on investments and before deduction of expenses, earned each day by the Portfolio.


As of October 31, 1997, the Portfolio had net assets of $121,255,999. For the fiscal year ended October 31, 1997, the Portfolio paid BMR advisory fees equivalent to 0.52% of the Portfolio's average daily net assets for such year.

HI Portfolio also engages BMR to act as its investment adviser pursuant to a fee schedule similar to but slightly higher than the above schedule. For the HI Portfolio's fiscal year ended March 31, 1997, the HI Portfolio paid BMR advisory fees equivalent to 0.61% of HI Portfolio's average daily net assets for such year. The portion of the Fund's assets invested in the HI Portfolio will be subject to such Portfolio's advisory fee, but will not be subject to Strategic Income Portfolio's advisory or administration fee, or a Fund advisory fee.


BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $20 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


Mark S. Venezia has acted as the portfolio manager of the Portfolio since it commenced operations. Mr. Venezia is a Vice President of Eaton Vance and of BMR. Michael Weilheimer has acted as the HI Portfolio's portfolio manager since January 1, 1997. Mr. Weilheimer is a Vice President of Eaton Vance and BMR and manages other Eaton Vance portfolios.


The Portfolio (and HI Portfolio) believes that most of the obligations which it will acquire will normally be traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolios and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolios) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.


The Portfolio also engages BMR as its administrator under an administration agreement. Under the administration agreement, BMR is responsible for reviewing and supervising the provision of custody services to the Portfolio and making related reports and recommendations to the Board of Trustees of the Portfolio; for providing certain valuation, legal, accounting and tax services in connection with investments with foreign issuers or guarantors, investments denominated in foreign currencies and transactions in derivative instruments; and for such other special services as the Board may direct. BMR also furnishes the office facilities and personnel necessary for providing these services. As compensation for these services, BMR receives a monthly administration fee at an annual rate of .15% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1997, the Portfolio paid BMR administration fees equivalent to .15% of the Portfolio's average daily net assets for such year.


The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolios. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services, Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement and the administration agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION AND SERVICE PLANS
The Trust has adopted a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. THE CLASS A PLAN PROVIDES THAT CLASS A MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of its average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months.


The Trust has also adopted compensation-type Distribution Plans ("Class B Plan" and "Class C Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") for the Fund's Class B and Class C shares. Each Plan is designed to permit an investor to purchase shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection therewith. UNDER SUCH PLANS, CLASS B AND CLASS C EACH PAYS THE PRINCIPAL UNDERWRITER A FEE, ACCRUED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE NOT EXCEEDING .75% OF ITS AVERAGE DAILY NET ASSETS TO FINANCE THE DISTRIBUTION OF ITS SHARES. Such fees compensate the Principal Underwriter for sales commissions paid by it to Authorized Firms on the sale of Class B and Class C shares and for interest expenses. Under the Class B Plan, the Principal Underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to Authorized Firms at the time of sale equal to 4% of the purchase price of the Class B shares sold by such Firms. Under the Class C Plan, the Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of Class C shares sold by such Firm, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of Class C shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the Principal Underwriter will retain the sales commission as reimbursement for the sales commissions paid to Authorized Firms at the time of sale. CDSCs paid to the Principal Underwriter will be used to reduce amounts owed to it. Because payments to the Principal Underwriter under the two Plans are limited, uncovered distribution charges (sales commissions due the Principal Underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. During the fiscal year ended October 31, 1997, Class B (which was then a separate series fund) paid or accrued sales commissions equivalent to .75% of average daily net assets. As at October 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter on such day calculated under the Class B Plan amounted to approximately $19,584,000 (equivalent to 15.0% of net assets on such day).

THE CLASS B AND CLASS C PLANS ALSO AUTHORIZE EACH CLASS TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF ITS AVERAGE DAILY NET ASSETS FOR PERSONAL SERVICES, AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. Under the Class C Plan, the Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the Class C shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of Class C shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to Authorized Firms at the time of sale. For the fiscal year ended October 31, 1997, Class B paid or accrued service fees under its Plan equivalent to .20% of average daily net assets for such year.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms. The Principal Underwriter may at times allow discounts on the sale of Class A shares up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of its shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and, in the case of Class B and Class C shares, the amount of uncovered distribution charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.


VALUING SHARES
THE FUND VALUES ITS SHARES ONCE EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Class's net asset value per share is determined by the Trust's custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Trust) in the manner authorized by the Trustees of the Trust. The net asset value of each Class is computed by dividing the value of that Class's pro rata share of the Fund's total assets, less its liabilities, by the number of shares of that Class outstanding. Because the Fund invests its assets in an interest in the Portfolio (and at times in HI Portfolio as well), each Class's net asset value will reflect the value of the Fund's interest in the Portfolios (which, in turn, reflects the underlying value of the Portfolios' assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter by a specific time each day to receive that day's public offering price per share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter. The Fund has approved the acceptance of purchase and redemption orders as of the time of their receipt by certain Authorized Firms (or their designated intermediaries).

Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Most debt securities are valued on the basis of market valuations furnished by pricing services.

SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY SHARES
SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR ACCEPTABLE SECURITIES. Class A shares are purchased at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The sales charge is divided between the Authorized Firm and the Principal Underwriter. Class B and Class C shares are purchased at the net asset value per share next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Trust may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Trust's transfer agent (the "Transfer Agent") as follows:
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

In connection with employee benefit or other continuous group purchase plans, the Trust may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Trust as described below under "How to Redeem Shares".

CLASS A SHARES. The sales charge may vary depending on the size of the purchase and the number of Class A shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:

                                          Sales Charge       Sales Charge    Dealer Commission
                                        as Percentage of   as Percentage of   as Percentage of
Amount of Purchase                       Offering Price    Amount Invested     Offering Price
----------------------------------------------------------------------------------------------
Less than $25,000                             4.75%              4.99%              4.50%
$25,000 but less than $100,000                 4.50               4.71               4.25
$100,000 but less than $250,000                3.75               3.90               3.50
$250,000 but less than $500,000                3.00               3.09               2.75
$500,000 but less than $1,000,000              2.00               2.04               2.00
$1,000,000 or more                             0.00*              0.00*          See Below**


 *No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase.


    **A commission on sales of $1 million or more will be paid as follows:
      1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts from $3 million but less than $5 million; plus 0.25% on amounts of $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.


Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company or series thereof with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and "rabbi trusts". The Trust's Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of Class A shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.

Until March 31, 1998 no sales charge is payable at the time of purchase where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance if the redemption occurred no more than 60 days prior to the purchase of Class A shares and the redeemed shares were potentially subject to a sales charge. A CDSC of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase and the Authorized Firm will be paid a commission on such sales of 0.50% of the amount invested.


STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen month period in Class A shares, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of such shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation an Authorized Firm other than the original Firm is placing the orders, the adjustment will be made only on those shares purchased through the Firm then handling the investor's account.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value of Class B and C shares or public offering price of Class A shares on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

IN THE CASE OF BOOK ENTRY:                                   IN THE CASE OF PHYSICAL DELIVERY:
Deliver through Depository Trust Co.                         Investors Bank & Trust Company
Broker #2212                                                 Attention: Eaton Vance Strategic Income Fund (state
Investors Bank & Trust Company                               Class)
For A/C Eaton Vance Strategic Income Fund (state Class)      Physical Securities Processing Settlement Area
                                                             200 Clarendon Street
                                                             Boston, MA 02116


Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.


HOW TO REDEEM SHARES
A SHAREHOLDER MAY REDEEM SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per share next computed after a redemption request is received in the proper form as described below. Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Trust will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable CDSC (described below) and any federal income tax required to be withheld.


REDEMPTION BY MAIL. Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a Commission regulation and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.


REDEMPTION THROUGH AN AUTHORIZED FIRM. To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the order is deemed to be received by the Trust or the Principal Underwriter, as the Trust's agent. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.


CONTINGENT DEFERRED SALES CHARGE. Each class of shares is subject to a CDSC on certain redemptions. The CDSC is calculated based on the lower of the net asset value at the time of purchase or the time of redemption. Shares acquired through the reinvestment of distributions are exempt. Redemptions are made first from shares in the account which are not subject to a CDSC.

In calculating a CDSC upon the redemption of shares acquired in an exchange, the shares are deemed to have been acquired at the time of the original purchase of the exchanged shares and, in the case of Class B shares, the CDSC schedule applicable to the exchanged shares will apply to the acquired shares. No CDSC is imposed on shares sold to Eaton Vance or its affiliates, or to their respective employees or clients. Shares acquired as the result of a merger or liquidation of another Eaton Vance sponsored fund generally will be subject to the same CDSC rate imposed by the prior fund.


CLASS A SHARES. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more, they will be subject to a 1% CDSC if redeemed within 12 months of purchase. If Class A shares are purchased prior to April 1, 1998 at net asset value because the amount invested represents redemption proceeds from an unaffiliated mutual fund (as described under "How to Buy Shares"), they will be subject to a .50% CDSC if redeemed within 12 months of purchase.


CLASS B SHARES. Class B shares will be subject to the following CDSC schedule:

Year of Redemption
After Purchase                                  CDSC
-----------------------------------------------------------------------

First or Second                                 5%
Third                                           4%
Fourth                                          3%
Fifth                                           2%
Sixth                                           1%
Seventh and following                           0%

The Class B CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required minimum distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required).

CLASS C SHARES. Class C Shares will be subject to a 1% CDSC if redeemed within 12 months of purchase. The Class C CDSC is waived for redemptions (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distrubution from a retirement plan qualified under Section 401, 403(b) or 457 of the Code, or (3) as part of a required minimum distribution from other tax-sheltered retirement plans.


REPORTS TO SHAREHOLDERS
THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the independent accountants. Shortly after the end of each calendar year, shareholders will be furnished with information necessary for preparing federal and state tax returns. Consistant with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE TRUST'S RECORDS. This account is a complete record of all transactions which at all times shows the balance of shares owned. The Trust will not issue share certificates except upon request.


At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.


Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and Class and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Trust's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.
INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.
CASH OPTION -- Dividends and capital gains will be paid in cash.


The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If shareholder communications are returned by the United States Postal Service or other delivery service as not deliverable, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Trust and its Transfer Agent. Since the Trust will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another Authorized Firm or to an account directly with the Trust involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an Authorized Firm, or transferring the account to another Authorized Firm, an investor wishing to reinvest distributions should determine whether the Authorized Firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
Shares of the Fund currently may be exchanged for shares of the same class of one or more other funds in the Eaton Vance Group of Funds. Class A shares may also be exchanged for shares of Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, and Eaton Vance Tax Free Reserves. Class B shares may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, or shares of Eaton Vance Money Market Fund, which are subject to a CDSC, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Class C shares may also be exchanged for shares of Eaton Vance Money Market Fund and EV Classic Senior Floating-Rate Fund. Any such exchange will be made on the basis of the net asset value per share of each fund/class at the time of exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may legally be sold. Exchanges are subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Trust does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to Class B shares (except Prime Rate Reserves and Class B shares of the Limited Maturity Funds), see "How to Redeem Shares". The CDSC or early withdrawal charge schedule applicable to Prime Rate Reserves and Class B shares of the Limited Maturity Funds is 3%, 2.5%, 2% and 1% in the event of a redemption occurring in the first, second, third, or fourth year, respectively, after the original share purchase.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 A.M. to 4:00 P.M. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Trust, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
THE TRUST OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund or Class as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION. Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund and specifying the Class being purchased may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and Class and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION. Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN. A shareholder may draw on shareholdings systematically with monthly or quarterly checks. For Class B and Class C shares, any such withdrawals may not in the aggregate exceed 12% annually of the account balance at the time the plan is established. Such amount will not be subject to the Class B or Class C CDSC. See "How to Redeem Shares". A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A shares would be disadvantageous because of the sales charge included in such purchases.


STATEMENT OF INTENTION. Purchases of $25,000 or more of Class A shares made over a 13-month period are eligible for reduced sales charges. See "How to Buy Shares -- Statement of Intention and Escrow Agreement".

RIGHT OF ACCUMULATION. Purchases may qualify for reduced sales charges on Class A shares when the current market value of holdings (shares at current offering price), plus new purchases, reaches $25,000 or more. Class A shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in the same shares (or for Class A shares in Class A shares of any other Eaton Vance fund), provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Trust (or by the Trust's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares (or other shares are acquired) within the period beginning 30 days before and ending 30 days after the date of redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO THE FUND BY A PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES AND CLASS-SPECIFIC EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Distributions on Class A shares, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the last day of each month or the next business day thereafter. Distributions on Class B shares will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. Distributions on Class C shares will ordinarily be paid on the twenty-second day of each month or the next business day thereafter. The Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by a Portfolio for tax purposes, after taking into account any available capital loss carryovers; the Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December. Shareholders of the Fund will receive timely federal income tax information relating to all distributions made by the Fund during the calendar year. Daily distribution crediting will commence on the business day after collected funds for the purchase of Fund shares are available at the Transfer Agent.


Distributions of the Fund from net investment income, net short-term capital gains and certain net foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify to any significant extent for any dividends-received deductions available to corporate shareholders.

Certain distributions, if declared in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.


Capital gains, if any, realized on sales of investments and on options and futures transactions during the fiscal year, which ends on October 31, will be offset by any capital losses, including any capital loss carryovers, and will be distributed annually, usually in December, in compliance with the distribution requirements of the Code. Distributions that the Fund designates as long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder. If shares are purchased shortly before the record date of such a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.


Income realized by a Portfolio from certain investments and allocated to the Fund may be subject to foreign income or other foreign taxes and the Fund may make an election under Section 853 of the Code that would allow Fund shareholders to claim a credit or deduction on their federal income tax returns for (and treat as additional amounts distributed to them) their pro rata portion of the Fund's allocated share of qualified taxes paid by the Portfolio to foreign countries. This election may be made annually only if more than 50% of the assets of the Fund, including its allocable share of the Portfolio assets, at the close of the Fund's taxable year consists of stock or securities in foreign corporations. The Fund will send a written notice of any such election (not later than 60 days after the close of its taxable year) to each shareholder indicating the amount to be treated as the shareholder's proportionate share of such taxes. Availability of foreign tax credits or deductions for shareholders is subject to certain additional restrictions and limitations under the Code.

Sales charges paid upon a purchase of Class A shares cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of such shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to avoid paying federal income taxes on the part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gains that it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of Portfolio assets and as entitled to the income of each Portfolio properly attributable to such share.


As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders substantially all of its ordinary income and capital gain net income in accordance with the timing requirements imposed by the Code. As partnerships under the Code, the Portfolios also do not pay federal income or excise tax.

Shareholders should consult their own tax advisors concerning the applicability of state, local and other taxes to an investment.

PERFORMANCE INFORMATION
FROM TIME TO TIME, YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN MAY BE ADVERTISED. Current yield is calculated separately for each Class by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share or net asset value on the last day of the period and annualizing the resulting figure. Average annual total return is determined separately for each Class by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (including maximum sales charge for Class A; net asset value for Class B and Class C shares) for specified periods, assuming reinvestment of all distributions. Total return may be quoted for the period prior to commencement of operations which would reflect the Class's total return (or that of its predecessor) adjusted to reflect any applicable sales charge. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable sales charge at the end of the period. The Fund may publish annual and cumulative total return figures from time to time.


The Fund may also publish total return figures for each Class which do not take into account any sales charge. Any performance figure which does not take into account a sales charge would be reduced to the extent such charge is imposed. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that investment results will fluctuate over time, and any presentation of the yield or total return for any prior period should not be considered as a representation of what an investment may earn or what the yield or total return may be in any future period. If expenses are allocated to Eaton Vance, performance will be higher.

The following chart reflects the annual investment returns of Class B of the Fund for one-year periods ending October 31 and does not take into account any sales charge which investors may bear. The performance of Class A and Class C will be different.


                  5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 8.79%

                    1991(1)                       7.97%
                    1992                        (1.45)%
                    1993                         10.51%
                    1994                        (5.33)%
                    1995                         11.34%
                    1996                         18.48%
                    1997                         10.44%

(1) For the period from the start of business, November 20, 1990 to October 31, 1991.

                                                                      APPENDIX

                          STRATEGIC INCOME PORTFOLIO


                        ASSET COMPOSITION INFORMATION
                    FOR FISCAL YEAR ENDED OCTOBER 31, 1997

                                                                 Percent of
                                                                 Net Assets
---------------------------------------------------------------------------

Debt Securities -- Moody's Rating
Aaa                                                                  57.8%
Aa1                                                                  11.0%
A3                                                                    2.0%
Ba3                                                                   3.4%
B1                                                                    9.6%
B2                                                                    0.9%
B3                                                                    3.6%
Baa1                                                                  3.6%
Baa3                                                                  6.4%
Unrated                                                               1.6%
                                                                    -----
Total                                                               100.0%

The chart above indicates the weighted average composition for the fiscal year ended October 31, 1997 with the debt securities rated by Moody's separated into the indicated categories. The weighted averages indicated above were calculated on a dollar weighted basis and were computed as at the end of each month during the period. The chart does not necessarily indicate what the composition of the Portfolio will be in the current and subsequent fiscal years.


For the description of Moody's ratings of debt securities, see Appendix A to the Statement of Additional Information.

   [logo]           Investing
                    for the
EATON VANCE         21st
------------        Century
MUTUAL FUNDS

--------------------------------------------------------------------------------
Eaton Vance
Strategic Income Fund


PROSPECTUS
March 1, 1998

--------------------------------------------------------------------------------
Investment Adviser and Administrator of Stretegic Income Portfolio
Investment Adviser of High Income Portfolio
Boston Management and Research, 24 Federal Street, Boston, MA 02110

Administrator of Eaton Vance Strategic Income Fund
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

Custodian
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

Transfer Agent
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

Independent Accountants
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                             SIP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        March 1, 1998

                     EATON VANCE TAX-MANAGED GROWTH FUND
                 EATON VANCE TAX-MANAGED EMERGING GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information provides information about the Funds listed above and Tax-Managed Growth Portfolio (the "Portfolio"). This Statement of Additional Information is sometimes referred herein to as the "SAI".

                              TABLE OF CONTENTS
                                                                          Page
Additional Information about Investment Policies ......................      2
Investment Restrictions ...............................................      4
Trustees and Officers .................................................      6
Investment Adviser and Administrator ..................................      8
Custodian .............................................................     10
Services for Accumulation -- Class A Shares ...........................     11
Service for Withdrawal ................................................     11
Determination of Net Asset Value ......................................     12
Investment Performance ................................................     12
Taxes .................................................................     14
Principal Underwriter .................................................     15
Service Plan -- Class A Shares ........................................     16
Distribution Plans -- Class B and Class C Shares ......................     16
Portfolio Security Transactions .......................................     18
Other Information .....................................................     20
Independent Certified Public Accountants ..............................     21
Financial Statements ..................................................     21
Appendix A: Class A Shares ............................................    a-1
Appendix B: Class B Shares ............................................    b-1
Appendix C: Class C Shares ............................................    c-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund (or Class) because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.

    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED MARCH 1, 1998, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    This SAI provides information about the Funds and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus. Tax-Managed Growth currently seeks to achieve its objective by investing in the Portfolio and is subject to the same investment policies as those of the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

Foreign Securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. On spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should an Adviser desire to resell that currency to the dealer.

Forward Foreign Currency Exchange Contracts and Currency Futures. Forward foreign currency contracts ("forward contracts") are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. An Adviser may enter into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on such a security, to "lock" in the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when an Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. Forward contracts with a term of greater than one year generally will not be entered into.

    Currency futures contracts are exchange traded instruments that may be used for the purposes described in the preceding paragraphs as an alternative to the purchase or sale of forward currency exchange contracts. Currency futures contracts are similar in structure to stock index futures contracts, but change in value to reflect the movements of a currency or basket of currencies rather than a stock index. Investments in currency contracts are subject to limitations and restrictions similar to those set forth for investments in stock index futures and options on stock index futures.

Risks Associated With Derivative Instruments. Entering into a derivative instrument involves a risk that the applicable market will move against the position held and that a loss will result. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received. Derivative instruments may sometimes increase or leverage exposure to a particular market risk. Leverage enhances exposure to the price volatility of derivative instruments it holds. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and other assets held in the portfolio. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions and limiting losses. The staff of the Commission takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are subject to the 15% limit on illiquid investments. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the extent to which derivative instruments may be purchased and sold. Transactions in futures contracts and related options will be entered into only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification as a regulated investment company for federal income tax purposes. See "Taxes".

Limitations on Futures Contracts and Options. Futures contracts, and options on futures contracts traded on an exchange regulated by the Commodity Futures Trading Commission (the "CFTC ") and on foreign exchanges may be entered into, but, with respect to foreign exchange-traded futures contracts and options on such futures contracts, only if the Adviser determines that trading on each such foreign exchange does not result in risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

    All futures contracts will be traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange. Under CFTC regulations, futures contracts may only be entered into if, immediately thereafter, the value of the aggregate initial margin with respect to all currently outstanding non-hedging positions in futures contracts does not exceed 5% of net asset value, after taking into account unrealized profits and losses on such positions.

    In order to hedge current or anticipated portfolio positions, futures contracts on securities held or on securities with characteristics similar to those of the securities held may be used. If, in the opinion of an Adviser, there is a sufficient degree of correlation between price trends for the securities held and futures contracts based on other financial instruments, securities indices or other indices, such futures contracts may also be entered into as part of its hedging strategy.

    All call options on securities written will be covered. This means that, Tax-Managed Emerging Growth or the Portfolio will own the securities subject to the call option or an offsetting call option so long as the call option is outstanding.

Short Sales Against-the-Box. Securities may be sold short where Tax-Managed Emerging Growth or the Portfolio owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a gain to be recognized. The Adviser expects normally to close short sale against-the-box transactions by delivering newly-acquired stock. No more than 25% of assets is expected to be subject to short-sales against-the-box at any one time.

Lending Portfolio Securities. Under present regulatory policies of the Commission, securities loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. Securities will be loaned only to borrowers whose credit quality or claims paying ability is considered to be investment grade by an Adviser. The financial condition of the borrower will be monitored by the Adviser on an ongoing basis. If a borrower of securities defaults on a securities loan, the lender (i.e., Tax-Managed Emerging Growth or the Portfolio) will, under proposed Treasury Regulations, be considered to have disposed of the securities in a taxable transaction. Delays may be experienced in the recovery or loss of rights in loaned securities if a borrower of securities fails financially. The lender of the securities would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The lender of the securities would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The lender would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holder of the securities or the giving or withholding of their consent on a material matter affecting the investment.

Asset Coverage Requirements. Transactions involving swaps, short sales, forward contracts, futures contracts and options (other than options that the Fund has purchased) create an obligation to another party. Neither Tax-Managed Emerging Growth nor the Portfolio will enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, swaps, or other options, futures contracts or forward contracts, or (2) cash or liquid securities (such as readily marketable common stock and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. (Only the net obligations of a swap will be covered.) Tax-Managed Emerging Growth and the Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of assets to segregated accounts or to cover could impede portfolio management or the ability to meet redemption requests or other current obligations.

Selection of Securities Used to Meet Redemptions from Tax-Managed Growth Portfolio. Investors in the Portfolio (including Tax-Managed Growth) may redeem all or a portion of their interests in the Portfolio at net asset value on a daily basis. Redemptions by Tax-Managed Growth's shareholders currently are met entirely in cash, but distributions of securities generally are used to meet redemptions by other investors in the Portfolio who have contributed securities and may in the future be used to meet redemptions by Tax-Managed Growth's shareholders. See "How to Redeem Shares" in the Prospectus. The Portfolio's ability to select the securities used to meet redemptions is limited with respect to redemptions by investors who contributed securities, and with respect to the securities contributed by such investors. Within seven years of any contribution of securities (or, for securities contributed prior to June 9, 1997, five years) (the "holding period") the Portfolio will not distribute such securities to any investor other than the contributing investor. In meeting a redemption of an investor within the holding period of a contribution of securities by such investor, the Portfolio will not, unless requested by the redeeming investor, distribute any securities other than the securities contributed by the redeeming investor while retaining all or a portion of the securities contributed by such investor. If the Portfolio were to do otherwise, certain investors who contributed securities could realize taxable gain. In addition, upon the request at any time of a redeeming investor in the Portfolio that contributed securities, the Portfolio will utilize securities held in the Portfolio that were contributed by such investor to meet the redemption. After expiration of the holding period, investors in the Portfolio can request a diversified basket of securities, which may be distributed in the Investment Adviser's discretion. These redemption practices constrain the selection of securities distributed to meet redemptions (particularly during the holdin period) and, consequently, may adversely affect the performance of the Portfolio and the Fund. The Trustees of the Portfolio believe that the potential advantages for the Portfolio to be derived from attracting contributions of securities that would not be made in the absence of these redemption practices outweigh the potential disadvantages of reduced flexibility to select securities to meet redemptions. It is impossible to predict whether the net result will be beneficial or detrimental to Tax-Managed Growth's performance.

Portfolio Turnover. Neither Tax-Managed Emerging Growth nor the Portfolio can accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other equity mutual funds and will generally not exceed 20% (excluding turnover of securities having a maturity of one year or less). For the portfolio turnover rate of each Fund, see "Financial Highlights" or "Supplementary Data" in the "Financial Statements."

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, a Fund may not:


        (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

        (2) Purchase any securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

        (3) Engage in the underwriting of securities; or

        (4) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

        (5) Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

        (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

        (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in any one industry.


    The Portfolio has adopted substantially the same fundamental investment restrictions as the investment restrictions adopted by Tax-Managed Growth set forth above; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    Notwithstanding their investment policies and restrictions, each Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval, Tax-Managed Emerging Growth may invest its investable assets in other open-end management investment companies in the same group of investment companies with the same placement agent or investment adviser (or an affiliate thereof) as Tax-Managed Emerging Growth if, with respect to such assets, the other companies' permitted investments are substantially the same as those of Tax-Managed Emerging Growth. Notwithstanding the investment policies and restrictions of the Portfolio, the Portfolio may invest part of its assets in another investment company consistent with the 1940 Act.

    Each Fund and the Portfolio have adopted the following investment policies which may be changed without shareholder or investor approval. As a matter of nonfundamental policy, each Fund and the Portfolio will not: (a) invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to
Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or their delegate, determines to be liquid; (b) sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions; (c) invest for the purpose of exercising control or management of other companies; or (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of the Investment Adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by a Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel a Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions Tax-Managed Growth and the Portfolio must take actions necessary to comply with the policy of investing, at least 65% of total assets in common stock and Tax-Managed Emerging Growth must take action to comply with its policy of investing at least 65% of total assets in equity securities of emerging growth companies. Moreover, the Funds and Portfolio must always be in compliance with the borrowing policy and 15% limitation on investing in illiquid securities set forth above.

                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees and officers who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act by virtue of their affiliation with Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

M. DOZIER GARDNER (64), President and Trustee of the Trust*
Vice Chairman of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.


LANDON T. CLAY (71), Trustee of the Portfolio*
Director or Trustee of various investment companies managed by Eaton Vance or
  BMR. Former Chairman of BMR, Eaton Vance, EVC and EV.
Address: 10 Post Office Square, Suite 300, Boston, Massachusetts 02109

JAMES B. HAWKES (56), President of the Portfolio, Vice President of the Trust and Trustee*
Chairman, President and Chief Executive Officer of Eaton Vance, BMR, EVC and
  EV, and a Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (62), Trustee
Chairman of the Board and Chief Executive Officer, United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (71), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (68), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO


DUNCAN W. RICHARDSON (40), Vice President of the Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Richardson was elected Vice President of the Portfolio on October 23, 1995.

WILLIAM H. AHERN, JR. (38), Vice President of the Trust
Assistant Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.

MICHAEL B. TERRY (55), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS J. FETTER (54), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected Vice President of the Trust on October 17, 1997.

JAMES L. O'CONNOR (52), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (57), Secretary
Vice President and Chief Legal Officer of Eaton Vance, BMR, EVC and EV since
  November 1, 1996. Previously, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.


JANET E. SANDERS (62), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995 and of the Portfolio on October 23, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995 and of the Portfolio on October 23, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Funds and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, the Portfolio or investors therein.


    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.


    Trustees of the Trust (with respect to Tax-Managed Emerging Growth's allocable portion of their compensation received from the Trust) and the Portfolio who are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on Tax-Managed Emerging Growth or the Portfolio's assets, liabilities, and net income per share, and will not obligate Tax-Managed Emerging Growth or the Portfolio to retain the services of any Trustee or obligate Tax-Managed Emerging Growth or the Portfolio to pay any particular level of compensation to the Trustees. Neither the Portfolio nor the Trust has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and of the Portfolio are paid by the Funds (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended October 31, 1997, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees of the Trust, the Portfolio and of the other funds in the Eaton Vance fund complex(1):

                                                  DONALD R.        SAMUEL L.        NORTON H.         JOHN L.          JACK L.
            SOURCE OF COMPENSATION                DWIGHT(3)      HAYES, III(4)       REAMER        THORNDIKE(5)        TREYNOR
            ----------------------                ---------      -------------       ------        ------------        -------
Trust(2)                                          $  6,080         $  6,213         $  5,958         $  6,205         $  6,511
Tax-Managed Portfolio                                5,168            5,175            4,963            5,175            2,553
Trust and Fund Complex                            $145,000(6)      $153,750(7)      $145,000         $146,250(8)      $150,000
----------
(1) As of March 1, 1998, the Eaton Vance complex consists of 146 registered investment companies or series thereof.
(2) The Trust consisted of 16 Funds as of October 31, 1997.
(3) Mr. Dwight received $678 of deferred compensation from the Portfolio.
(4) Mr. Hayes received $520 of deferred compensation from the Portfolio.
(5) Mr. Thorndike received $1,474 of deferred compensation from the Portfolio.
(6) Includes $45,000 of deferred compensation.
(7) Includes $38,438 of deferred compensation.
(8) Includes $109,022 of deferred compensation.

                     INVESTMENT ADVISER AND ADMINISTRATOR


    The Trust on behalf of Tax-Managed Emerging Growth engages Eaton Vance as its investment adviser and the Portfolio engages BMR as its investment adviser pursuant to separate investment advisory agreements which are substantially the same for each. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $22 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division cover stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $23 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.


    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commission, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interest in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registration of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio,
(xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officer and investors with respect thereto, to the extent not covered by insurance.


    For a description of the compensation that the Portfolio pays BMR under its Investment Advisory Agreement, see the Prospectus. As of October 31, 1997, the Portfolio had net assets of $2,871,445,818. For the fiscal year ended October 31, 1997 and for the period from the Portfolio's start of business, December 1, 1995, to the fiscal year ended October 31, 1996, the Portfolio paid BMR advisory fees of $9,455,900 and $2,116,576, respectively (equivalent to 0.53% and 0.618% (annualized), respectively, of the Portfolio's average daily net assets for each such period).

    Eaton Vance manages the investments and affairs of Tax-Managed Emerging Growth subject to the supervision of the Trust's Board of Trustees. Eaton Vance furnishes to Tax-Managed Emerging Growth investment research, advice and assistance, administrative services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities, and has arranged for certain members of the Eaton Vance organization to serve without salary as officers or Trustees of the Trust. The Fund is responsible for all expenses not expressly stated to be payable by Eaton Vance under the Investment Advisory Agreement, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining the Fund's net asset value and keeping its books; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; and compensation and expenses of Trustees not affiliated with Eaton Vance. Tax-Managed Emerging Growth will also bear expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

    For a description of the compensation that Tax-Managed Emerging Growth pays Eaton Vance under the Investment Advisory Agreement, see the Prospectus. As of October 31, 1997, Tax-Managed Emerging Growth had net assets of $14,588,056. For the period from the start of business, September 25, 1997, to October 31, 1997, Tax-Managed Emerging Growth paid Eaton Vance advisory fees of $3,602 (equivalent to 0.625% (annualized) of the Fund's average daily net assets for such period).

    Each Investment Advisory Agreement continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio or the Trust (as the case may be) cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or the Trust or by vote of a majority of the outstanding voting securities of the Portfolio or Tax-Managed Emerging Growth. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio or Tax-Managed Emerging Growth (as the case may be), and each Agreement will terminate automatically in the event of its assignment. Each Agreement provides that an Adviser may render services to others. Each Agreement also provides that an Adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    Each Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commission, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purpose and for distribution of the same to shareholders and investors, and fees and expenses of registering and maintaining registration of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues,
(xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrar for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot, John M. Nelson and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes, Rowland and Alan R. Dynner, Thomas E. Faust, Jr., William M. Steul and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of February 28, 1998, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts and Messrs. Rowland and Faust owned 15% and 13%, respectively, and Messrs. Dynner, Steul and Whitaker each owned 8%. Messrs. Gardner, Hawkes and Dynner, who are officers or Trustees of the Trust and/or the Portfolio, are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Ahern, Fetter, Murphy, O'Connor, Richardson, Terry and Woodbury, and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the Eaton Vance, BMR and EV organizations.


    Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC also owns approximately 21% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, Eaton Vance, BMR and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions will not be influenced by existing or potential custodial or other relationships between the Trust or the Portfolio and such banks.

                                  CUSTODIAN


    IBT acts as custodian for the Trust and the Portfolio. IBT has custody of all cash and securities of Tax-Managed Emerging Growth, maintains the Fund's general ledger and computes the daily net asset value of shares of Tax-Managed Emerging Growth. IBT has the custody of all cash and securities representing Tax-Managed Growth's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of Tax-Managed Growth. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with Tax-Managed Emerging Growth's and the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instruction from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission for which it receives a separate fee. Landon T. Clay, a Trustee of the Portfolio, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. In view of Mr. Clay's interest in IBT, the Portfolio is treated as a self-custodian pursuant to Rule 17f-2 under the 1940 Act and the Portfolio's investments held by IBT as custodian are thus subject to the additional examinations by the Portfolio's independent certified public accountants as called for by such Rule.

                 SERVICES FOR ACCUMULATION -- CLASS A SHARES


    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    Intended Quantity Investment -- Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

    Right of Accumulation -- Cumulative Quantity Discount. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For sales charges on quantity purchases, see "How to Buy Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services - Withdrawal Plan" in the Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gain distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE


    The net asset value of the Portfolio and of shares of each Fund is determined by IBT (as agent and custodian for the Funds and the Portfolio) in the manner described under "Valuing Shares" in the Prospectus. Each Fund and the Portfolio will be closed for business and will not price their shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The Trustees of the Trust and the Portfolio have established the following procedures for the fair valuation of Tax-Managed Emerging Growth's and the Portfolio's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at the last sale prices or, if there were no sales on a particular day, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

    Each investor in the Portfolio, including Tax-Managed Growth, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represents that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

    Generally, trading in the foreign securities owned by Tax-Managed Emerging Growth and the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio and Tax-Managed Emerging Growth's shares are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's and Tax-Managed Emerging Growth's net asset value (unless the Portfolio or the Fund deems that such events would materially affect net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio and Tax-Managed Emerging Growth will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.


                            INVESTMENT PERFORMANCE


    Average annual total return is determined seperately for each Class of a Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period,
(ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and, (iv) the deduction of any CDSC at the end of the period. For information concerning the total return of the Classes of a Fund, see Appendix A, Appendix B and Appendix C.

    Each Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles such as Individual Retirement Accounts ("IRAs") and variable annuities. In calculating after-tax returns, the Fund will, in general, assume that its shareholders are U.S. individual taxpayers subject to federal income taxes at the highest marginal rate then applicable to ordinary income and long-term capital gains. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. In calculating after-tax returns, distributions made by the Fund are assumed to be reduced by the amount of taxes payable on the distribution, and the after-tax proceeds of the distribution are reinvested in the Fund at net asset value on the reinvestment date.

    Total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices. In addition, evaluations of a Fund's performance or rankings of mutual funds (which include a Fund) made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors. Tax-Managed Growth's performance may differ from that of other investors in the Portfolio, and other investment companies.


    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks.

    Information about the allocation and holdings of investments in the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- costs associated with aging parents;
    -- funding a college education (including its actual and estimated cost); -- health care expenses (including actual and projected expenses);
    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).


    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in a Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.


    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                                    TAXES

    Each Fund is treated as a separate corporation, and intends to qualify each year as a regulated investment company ("RIC") under the Code to avoid federal income tax. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute a sufficient amount of its investment company taxable income so as to effect such qualification. Each Fund may also distribute part of all of its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to reduce or avoid any federal income or excise tax.

    Because Tax-Managed Growth invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy them, and the Portfolio intends to do so. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. Tax-Managed Growth, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio.

    The Portfolio will allocate at least annually among its investors, including Tax-Managed Growth, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, Tax-Managed Growth
(i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid excise tax, the Code requires each Fund to distribute by the end of each calendar year substantially all of its ordinary income for such year and capital gain net income for the one-year period ending on October 31 of such year, plus certain other amounts. Under current law, provided each Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    A portion of distributions made by a Fund (that are derived from dividends received by the Portfolio in the case of Tax-Managed Growth) from domestic corporations and allocated to the Fund may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

    Under the Code, the redemption or exchange of shares of a RIC normally results in capital gain or loss if such shares are held as capital assets. However, a loss realized on a redemption or other disposition of Fund shares may be disallowed under certain "wash sale" rules if shares of the Fund are acquired within a period beginning 30 days before and ending 30 days after the date of such redemption or other disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Any loss realized upon the redemption or exchange of a Fund with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares.

    Certain investors in the Portfolio, including RICs, have acquired interests in the Portfolio by contributing securities. Due to tax considerations, during the first seven years following the contribution of securities (or within five years for securities contributed prior to June 9, 1997) to the Portfolio by an investor, such securities will not be distributed to any investor other than the investor who contributed those securities. Investors who acquire an interest in the Portfolio by contributing securities and who redeem that interest within the applicable time period will generally receive back one or more of the securities they contributed. In partial redemptions by such investors during this period, the Portfolio will attempt to accommodate requests to distribute initially those contributed securities and share lots with the highest cost basis.

    The Portfolio has significant holdings of highly appreciated securities that were contributed to the Portfolio by investors other than Tax-Managed Growth. If such securities were to be sold, the resulting capital gain would be allocated disproportionately among the Portfolio's investors, with the result that Tax-Managed Growth would not be subject to taxation on any gain arising prior to the contribution of the securities to the Portfolio.

                            PRINCIPAL UNDERWRITER

    The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Trust will exceed the amounts paid therefor. For the amount paid by the Trust to the Principal Underwriter for acting as repurchase agent, see Appendix A, Appendix B and Appendix C.

CLASS A SHARES. Class A shares may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Trust reserves the right to suspend or limit the offering of its shares to the public at any time. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus (see "How to Buy Shares"). Such table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase.


    Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Trust, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Class A shares may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.


    The Principal Underwriter acts as principal in selling Class A shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Class A shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    CLASS B AND CLASS C SHARES. Under a Distribution Agreement, the Principal Underwriter acts as principal in selling Class B and Class C shares. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. In addition, each Class B and Class C makes payments to the Principal Underwriter pursuant to a Distribution Plan as described in the Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plans or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Class B and Class C shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                        SERVICE PLAN -- CLASS A SHARES


    The Trust on behalf of its Class A shares has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Prospectus.


    The Plan remains in effect from year to year provided such continuance is approved by a vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Plan Trustees or by a vote of a majority of the outstanding Class A shares of the Fund. The Plan was approved by the Trustees, including the Plan Trustees, on behalf of Tax-Managed Growth on June 23, 1997 and on behalf of Tax-Managed Emerging Growth on August 11, 1997.


    The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the affected shareholders of Class A shares and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit a Fund and its Class A shareholders.

               DISTRIBUTION PLANS -- CLASS B AND CLASS C SHARES

    The Trust has adopted Distribution Plans (the "Plans") on behalf of its Class B and Class C shares designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plans is to compensate the Principal Underwriter for its distribution services and facilities provided with respect to Class B and Class C shares.

    The Plans provide that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class B or Class C shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of Class B sales and 6.25% of Class C sales of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.


    The amount payable to the Principal Underwriter pursuant to the Plans as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Funds' respective Class and will accordingly reduce the Class' net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of .75% of a Class's net assets on such day. The level of a Class' net assets changes each day and depends upon the amount of sales and redemptions of shares, the changes in the value of the investments held by Tax-Managed Emerging Growth or the Portfolio, the expenses of the Class, Fund and the Portfolio accrued and allocated to the Fund and Class on such day, income on portfolio investments of Tax-Managed Emerging Growth or the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Trust does not accrue possible future payments as a liability of a Class or reduce a Class' current net assets in respect of unknown amounts which may become payable under the Plans in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plans provide that the Class will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Trust to the Principal Underwriter whenever there exist uncovered distribution charges.


    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plans since their inception. Payments theretofore paid or payable under the Plans by the Trust to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Plans. Periods with a high level of sales of Class shares accompanied by a low level of early redemptions of Class shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.


    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. For actual payments made and the outstanding uncovered distribution charges of the Principal Underwriter, see Appendix B and Appendix C. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees for Class C sales and sales commissions for Class B sales at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plans through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio or to Eaton Vance by Tax-Managed Emerging Growth) resulting from sale of shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Plans if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B and Class C shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Plans continue in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of
(i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plans and Distribution Agreements may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plans require quarterly Trustee review of a written report of the amount expended under the Plans and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as the Plans are in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. Each Plan was approved by the Trustees, including the Rule 12b-1 Trustees on behalf of Tax-Managed Growth on June 23, 1997 and on behalf of Tax-Managed Emerging Growth on August 11, 1997.


    The Trustees of the Trust believe that the Plans will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its Class B and Class C shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plans will compensate the Principal Underwriter for its services and expenses in distributing Class B and Class C shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plans provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plans are expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plans will benefit the Fund and its Class B and Class C shareholders.

                       PORTFOLIO SECURITY TRANSACTIONS


    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by an Adviser. An Adviser is also responsible for the execution of transactions for all other accounts managed by it.

    The Advisers place the portfolio security transactions of Tax-Managed Emerging Growth and the Portfolio and of certain other accounts managed by them for execution with many broker-dealer firms. An Adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, an Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission or spread, if any. Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually include an undisclosed dealer markup or markdown. In an underwritten offering the price paid includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of the relevant Adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of Tax-Managed Emerging Growth or the Portfolio and an Adviser's other clients in part for providing brokerage and research services to the Adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the relevant Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which the Adviser and its affiliates have for accounts over which it exercises investment discretion. In making any such determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, an Adviser may receive Research Services from broker-dealer firms with which that Adviser places portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by an Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to an Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by Tax-Managed Emerging Growth or the Portfolio is not reduced because its Adviser receives such Research Services. An Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that an Adviser shall use its best efforts to seek to execute portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, an Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Funds or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for Tax-Managed Emerging Growth or the Portfolio may also be appropriate for other investment accounts managed by an Adviser or its affiliates. Whenever decisions are made to buy or sell securities for Tax-Managed Emerging Growth or the Portfolio and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where Tax-Managed Emerging Growth and the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to Tax-Managed Emerging Growth and the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    For the period from the start of business, September 25, 1997, to October 31, 1997, Tax-Managed Emerging Growth paid brokerage commissions of $9,058 with respect to portfolio transactions. Of this amount, approximately $8,926 was paid in respect of portfolio security transactions aggregating approximately $5,484,898 to firms which provided some Research Services to the Adviser's organization (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities). For the fiscal year ended October 31, 1997 and for the period from the Portfolio's start of business, December 1, 1995, to the fiscal year ended October 31, 1996, the Portfolio paid brokerage commissions of $1,019,496 and $144,815, respectively, on portfolio security transactions. Of these amounts, approximately $832,436 and $112,018, respectively, was paid in respect of portfolio security transactions aggregating approximately $740,796,988 and $89,523,457, respectively, to firms which provided some Research Services to the Adviser's organization (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).


                              OTHER INFORMATION


    The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts under a Declaration of Trust dated May 7, 1984, as amended. On July 10, 1995, the Trust changed its name from Eaton Vance Government Obligations Trust to Eaton Vance Mutual Funds Trust. Tax-Managed Growth established multiple classes of shares on November 1, 1997. The operations of Class B reflect the operations of Tax-Managed Growth prior to such date. Class A and Class C are successors to the operations of separate series of the Trust. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class). Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liabilities exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.


    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that Tax-Managed Growth and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of Tax-Managed Growth incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither Tax-Managed Growth nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

    In connection with telephone redemptions and exchanges, the Trust, the Principal Underwriter and the Transfer Agent generally will verify personal account information in order to determine that instructions communicated are genuine.

    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of Tax-Managed Growth or any other investor in the Portfolio, unless either the remaining investors by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Funds and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.


                             FINANCIAL STATEMENTS


    The audited financial statements of and independent auditors' reports for the Funds and the Portfolio, appear in each Fund's most recent annual report to shareholders, which are incorporated by reference into this SAI. A copy of each Fund's annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and the Portfolio listed below for the fiscal year ended October 31, 1997, as previously filed electronically with the Commission:

                     Eaton Vance Tax-Managed Growth Fund
                         Tax-Managed Growth Portfolio
                     (Accession No. 0000950156-98-000080

                 Eaton Vance Tax-Managed Emerging Growth Fund
                     (Accession No. 0000950109-98-000228)

                          APPENDIX A: CLASS A SHARES
               FEES AND EXPENSES -- TAX-MANAGED EMERGING GROWTH

SERVICE PLAN
    Class A has not made any service fee payments to the Principal Underwriter under the Plan to date. Class A expects to begin accruing for its service fee payments during the quarter ending December 31, 1998.

PRINCIPAL UNDERWRITER
    For the period from the start for business, September 25, 1997, to October 31, 1997, there were no repurchase transactions.

    The total sales charges for sales of shares of the Fund for the period from the start of business, September 25, 1997, to October 31, 1997 was $118,058, of which $17,757 was received by the Principal Underwriter and Authorized Firms received $100,301.

                     PERFORMANCE INFORMATION -- ALL FUNDS

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class A shares for the period shown in the table. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

         VALUE OF A $1,000 INVESTMENT -- TAX-MANAGED EMERGING GROWTH

                                                                                   TOTAL RETURN                TOTAL RETURN
                                                                                EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF        VALUE OF             SALES CHARGE                SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL        INVESTMENT     --------------------------  ---------------------------
          PERIOD                DATE         INVESTMENT      ON 10/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  ---------------  ------------  ------------  -------------  ------------
Life of Fund                   9/25/97        $942.51          $918.00         -2.60%         N/A          -8.20%          N/A

    The table below indicates the cumulative and average total return on a hypothetical investment of $1,000. Total return prior to November 1, 1997 reflects the total return of the predecessor to Class A. Total return prior to March 28, 1996 reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 5.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

              VALUE OF A $1,000 INVESTMENT -- TAX-MANAGED GROWTH

                                                                                   TOTAL RETURN                TOTAL RETURN
                                                                                EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF        VALUE OF             SALES CHARGE                SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL        INVESTMENT     --------------------------  ---------------------------
          PERIOD                DATE         INVESTMENT      ON 10/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  ---------------  ------------  ------------  -------------  ------------
10 Years Ended
  10/31/97                    10/31/87        $941.99         $4,297.25       356.18%        16.39%        329.72%        15.70%
5 Years Ended
  10/31/97                    10/31/92        $942.00         $2,355.80       150.09%        20.12%        135.58%        18.69%
1 Year Ended
  10/31/97                    10/31/96        $942.61         $1,242.81        31.85%        31.85%         24.28%        24.28%

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at January 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class A and of each Fund. In addition, as of the same date, the following record owners held the amounts of Class A shares indicated below, which were held on behalf of customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances:

TAX-MANAGED GROWTH --                        Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL                12.1%
TAX-MANAGED EMERGING GROWTH --               Merrill Lynch, Pierce, Fenner & Smith, Inc.      Jacksonville, FL                 8.7%

    To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of either Fund's outstanding Class A shares as of such date.

                          APPENDIX B: CLASS B SHARES
                        FEES AND EXPENSES -- ALL FUNDS

DISTRIBUTION PLANS
    Each Distribution Plan and Distribution Agreement remains in effect until April 28, 1998 and may be continued as described under "Distribution Plan". Pursuant to Rule 12b-1, the Plan has been approved by the relevant Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1.

    The following table shows, for the fiscal year ended October 31, 1997, (1) sales commissions paid by the Principal Underwriter to Authorized Firms on sales of Class B shares, (2) distribution payments to the Principal Underwriter allocated to Class B shares under the Plan, (3) CDSC payments to the Principal Underwriter, (4) service fees on Class B shares paid under the Plan, and (5) amount of service fees on Class B shares paid to Authorized Firms (the balance of which being retained by the Principal Underwriter).

                                                      DISTRIBUTION         CDSC                        SERVICE
                                                       PAYMENTS TO     PAYMENTS TO                     FEES TO
                                         SALES        THE PRINCIPAL   THE PRINCIPAL     SERVICE       AUTHORIZED
CLASS B                               COMMISSIONS      UNDERWRITER     UNDERWRITER       FEES**         FIRMS
-------                               -----------      -----------     -----------       ------         -----
Tax-Managed Growth ...............    $16,528,950      $2,104,488        $353,000       $78,511        $77,815
Tax-Managed Emerging Growth* .....        339,086           2,603             400             0              0
----------
 * For the period from the start of business, September 29, 1997,to October 31, 1997.
** Tax-Managed Emerging Growth expects to begin accruing for its service fees during the quarter ending
   December 31, 1998.

PRINCIPAL UNDERWRITER
    For the fiscal year ended October 31, 1997, Tax-Managed Growth paid the Principal Underwriter $2,402.50 for repurchase transactions handled by the Principal Underwriter. For the period from the start of business, September 29, 1997, to October 31, 1997 Tax-Managed Emerging Growth Class B had no repurchase transactions.

                     PERFORMANCE INFORMATION -- ALL FUNDS

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in the table. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

         VALUE OF A $1,000 INVESTMENT -- TAX-MANAGED EMERGING GROWTH

                                              VALUE OF         VALUE OF
                                           INVESTMENT       INVESTMENT          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                               BEFORE            AFTER               DEDUCTING                   DEDUCTING
                                            DEDUCTING THE    DEDUCTING THE        THE MAXIMUM CDSC            THE MAXIMUM CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF    MAXIMUM CDSC     MAXIMUM CDSC    --------------------------  --------------------------
   PERIOD*          DATE      INVESTMENT     ON 10/31/97      ON 10/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of Fund      9/29/97       $1,000         $974.00          $925.30         -2.60%         N/A          -7.47%         N/A
------------
*Investment operations began on September 29, 1997.

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares of Tax-Managed Growth. Total return for Class B prior to March 28, 1996 reflects the total return of another investor in the Portfolio, adjusted to reflect the Class B sales charge. This total return has not been adjusted to reflect certain other Class B expenses (such as distribution and/or service fees). If such adjustments were made, the performance would be lower. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

               VALUE OF $1,000 INVESTMENT -- TAX-MANAGED GROWTH

                                           VALUE OF        VALUE OF
                                          INVESTMENT      INVESTMENT            TOTAL RETURN                  TOTAL RETURN
  INVESTMENT              INVESTMENT     BEFORE CDSC      AFTER CDSC        BEFORE DEDUCTING CDSC         AFTER DEDUCTING CDSC
    PERIOD                   DATE        ON 10/31/97     ON 10/31/97      CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
    ------                   ----        -----------     -----------      ----------     ----------     ----------     ----------
10 years ended
  10/31/97                 10/31/87       $4,506.89       $4,506.89        350.69%         16.25%         350.69%        16.25%
5 years ended
  10/31/97                 10/31/92       $2,470.82       $2,450.82        147.08%         19.83%         145.08%        19.64%
1 year ended
  10/31/97                 10/31/96       $1,304.93       $1,254.93         30.49%         30.49%          25.49%        25.49%

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at January 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class B and of each Fund. In addition, as of the same date, the following record owners held the amounts of Class B shares indicated below, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances:

TAX-MANAGED GROWTH --                    Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL          20.5%
TAX-MANAGED EMERGING GROWTH --           Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL          17.8%

    To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of either Fund's outstanding Class B shares as of such date.

                          APPENDIX C: CLASS C SHARES
               FEES AND EXPENSES -- TAX-MANAGED EMERGING GROWTH

DISTRIBUTION PLAN
    For the period from the start of business, September 29, 1997, to October 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $20,998 on sales of Class C shares of Tax-Managed Emerging Growth. During the same period, Class C made sales commission payments under the Plan to the Principal Underwriter aggregating $461. The Principal Underwriter received no CDSCs during the period. The sales commission payments reduced Uncovered Distribution Charges under the Plan. As at October 31, 1997, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $122,000. During the period from the start of business, September 29, 1997, to October 31, 1997, Class C made service fee payments aggregating $154, all of which were paid to the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the period from the start of business, September 29, 1997, to October 31, 1997, there were no repurchase transactions.

                     PERFORMANCE INFORMATION -- ALL FUNDS

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class C shares for the period shown in the table. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

         VALUE OF A $1,000 INVESTMENT -- TAX-MANAGED EMERGING GROWTH

                                               VALUE OF         VALUE OF
                                              INVESTMENT       INVESTMENT       TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                                BEFORE           AFTER               DEDUCTING                   DEDUCTING
                                               DEDUCTING       DEDUCTING          THE MAXIMUM CDSC            THE MAXIMUM CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF       THE CDSC         THE CDSC     --------------------------  --------------------------
   PERIOD*          DATE       INVESTMENT     ON 10/31/97     ON 10/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  ------------  ---------------  --------------  ------------  ------------  ------------  ------------
Life of
the Fund          9/29/97        $1,000         $972.00         $962.28         -2.80%         N/A          -3.77%         N/A
------------
*Investment operations began on September 29, 1997.

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000. Total return prior to November 1, 1997 reflects the total return of the predecessor to Class C. Total return prior to August 2, 1996 reflects the total return of Class B adjusted to reflect the Class C sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

              VALUE OF A $1,000 INVESTMENT -- TAX-MANAGED GROWTH

                                               VALUE OF         VALUE OF
                                              INVESTMENT       INVESTMENT         TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                                BEFORE           AFTER                DEDUCTING                   DEDUCTING
                                               DEDUCTING       DEDUCTING              THE CDSC                    THE CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF       THE CDSC         THE CDSC     --------------------------  --------------------------
    PERIOD          DATE       INVESTMENT     ON 10/31/97     ON 10/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  ------------  ---------------  --------------  ------------  ------------  ------------  ------------
10 Years Ended
10/31/97          10/31/87       $1,000        $4,484.42       $4,484.42       348.44%        16.19%       348.44%        16.19%
5 Years Ended
10/31/97          10/31/92       $1,000        $2,458.48       $2,458.48       145.85%        19.71%       145.85%        19.71%
1 Year Ended
10/31/97          10/31/96       $1,000        $1,301.48       $1,291.48        30.15%        30.15%        29.15%        29.15%

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at January 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of each Class C and of each Fund. In addition, as of the same date, the following record owners held the amounts of Class C shares indicated below, which were held either individually or on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances:

TAX-MANAGED GROWTH -                     Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL          34.1%
TAX-MANAGED EMERGING GROWTH -            Merrill Lynch, Pierce, Fenner & Smith, Inc.       Jacksonville, FL          30.2%
                                         Kenneth and Anna Damhof Charitable
                                         Remainder Unitrust Trust                          New Ulm, MN                5.4%

    To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of either Fund's outstanding Class C shares as of such date.

   [logo]           Investing
                    for the
EATON VANCE         21st
------------        Century
MUTUAL FUNDS


--------------------------------------------------------------------------------
Eaton Vance Tax-Managed Growth Fund
Eaton Vance Tax-Managed Emerging Growth Fund



STATEMENT OF ADDITONAL INFORMATION
March 1, 1998

--------------------------------------------------------------------------------
Portfolio Investment Adviser
Boston Management and Research, 24 Federal Street, Boston, MA 02110

Investment Adviser of Eaton Vance Tax-Managed Emerging Growth Fund Fund Administrator
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

Custodian
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

Transfer Agent
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

Auditors
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110
                                                                         TGMGSAI

                                    PART B

        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        March 1, 1998



                      EATON VANCE STRATEGIC INCOME FUND

                              24 Federal Street
                         Boston, Massachusetts 02110

                                (800) 225-6265

    This Statement of Additional Information provides general information about Eaton Vance Strategic Income Fund (the "Fund"), Strategic Income Portfolio (the "Portfolio") and High Income Portfolio (the "HI Portfolio"). This Statement of Additional Information is sometimes referred to herein as the "SAI."

                              TABLE OF CONTENTS



                                      Page

Additional Information about Investment Policies .........            1
Investment Restrictions ..................................            5
Trustees and Officers ....................................            7
Investment Adviser and Administrator .....................            9
Custodian ................................................           12
Service for Accumulation -- Class A Shares ...............           12
Service for Withdrawal ...................................           13
Determination of Net Asset Value .........................           13
Investment Performance ...................................           14
Taxes ....................................................           15
Principal Underwriter ....................................           17
Service Plan -- Class A Shares ...........................           18
Distribution Plans -- Class B and Class C Shares .........           18
Portfolio Security Transactions ..........................           20
Other Information ........................................           21
Independent Accountants ..................................           23
Financial Statements .....................................           23
Appendix A: Class A Shares ...............................          a-1
Appendix B: Class B Shares ...............................          b-1
Appendix C: Class C Shares ...............................          c-1
Appendix D: Description of Securities Ratings ............          d-1

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MARCH 1, 1998, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    This SAI provides information about the Fund, the Portfolio and HI Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

INCOME PRODUCING SECURITIES


    Included in the income producing securities in which the Portfolio may invest are preferred and preference stocks, convertible bonds, securities of real estate investment trusts and natural resource companies, stripped debt obligations, closed-end investment companies (that invest primarily in debt securities the Portfolio could invest in), equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Securities of real estate investment trusts, such as debentures, are affected by conditions in the real estate industry and interest rates. Securities of natural resource companies are subject to price fluctuation based upon inflationary pressures and demand for natural resources. Stripped debt obligations are comprised of principal only or interest only obligations. The value of closed-end investment company securities, which are generally traded on an exchange, is affected by demand for those securities regardless of the demand for the underlying portfolio assets. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. The issuers of equipment lease certificates tend to be industrial, transportation and leasing companies. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer. The Portfolio has no current intention of investing more than 10% of its assets in each of convertible and preferred equity securities or of investing more than 5% of its total assets in any of the other types of securities described above. Equity securities received upon conversion of convertible securities may be retained by the Portfolio. HI Portfolio may also invest in all of the foregoing.


    The Portfolio (and HI Portfolio) may purchase fixed-rate bonds which have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since a Portfolio may retain the bond if interest rates decline. By acquiring these kinds of bonds a Portfolio obtains the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, a Portfolio will not assign any separate value to such right. A Portfolio may also purchase floating or variable rate obligations and warrants when such warrants are part of a unit with other securities.

    The Portfolio's (and HI Portfolio's) investments in high yield, high risk obligations rated below investment grade, which have speculative characteristics, bear special risks. They are subject to greater credit risks, including the possibility of default or bankruptcy of the issuer. The value of such investments may also be subject to a greater degree of volatility in response to interest rate fluctuations, economic downturns and changes in the financial condition of the issuer. These securities generally are less liquid than higher quality securities. During periods of deteriorating economic conditions and contractions in the credit markets, the ability of such issuers to service their debt, meet projected goals or obtain additional financing may be impaired. Each Portfolio will take such action as it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any such obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons and firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by each Portfolio as a result of any such event. A Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The Portfolio may invest in obligations of domestic and foreign companies in the group consisting of the banking and the financial services industries. Companies in the banking industry include U.S. and foreign commercial banking institutions (including their parent holding companies). Companies in the financial services industry include finance companies, diversified financial services companies and insurance and insurance holding companies. Companies engaged primarily in the investment banking, securities, investment advisory or investment company business are not deemed to be in the financial services industry for this purpose. The securities held by the Portfolio may be affected by economic or regulatory developments in or related to such industries. Sustained increases in interest rates can adversely affect the availability and cost of funds for an institution's lending activities, and a deterioration in general economic conditions could increase the institution's exposure to credit losses.

    A bank from whom a Portfolio acquires a loan participation interest may be treated as a co-issuer for tax diversification purposes to the extent that the Portfolio does not have direct recourse against the borrower of the underlying loan and is therefore relying on the credit of such bank. For industry concentration purposes, the Investment Adviser will consider all relevant factors in determining the issuer of a loan interest, including: the credit quality of the borrower, the amount and quality of the collateral, the terms of the loan agreement and the other relevant agreements (including inter- creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest rate environment, and general economic conditions applicable to the borrower and such interpositioned person.

MORTGAGE ROLLS

    The Portfolio may enter into mortgage "dollar rolls" in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. The Portfolio will only enter into covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Portfolio's borrowings and other senior securities.

LENDING OF PORTFOLIO SECURITIES

    Each Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include certificates of deposit, commercial paper and other short-term money market instruments. A Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, a Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee or all of a portion of the interest on investment of the collateral, if any. However, a Portfolio may pay lending fees to such borrowers. A Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities by the Investment Adviser to be of good standing and when the consideration which can be earned from securities loans of this type, net of administrative expenses and any finders fees, justifies the attendant risk. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. If the Investment Adviser determines to make securities loans, it is not intended that the value of the securities loaned would exceed 30% of a Portfolio's total assets. As of the present time, the Trustees of neither Portfolio have made a determination to engage in this activity, and have no present intention of making such a determination during the current fiscal year.

FOREIGN INVESTMENTS

    Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign bond markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Portfolio endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. A Portfolio may be required to pay for securities before delivery. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Portfolio's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

FOREIGN CURRENCY TRANSACTIONS

    The value of the assets of a Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. A Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. In spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

    Currency swaps require maintenance of a segregated account as described under "Asset Coverage Requirements" below. The Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Investment Adviser.

    Each Portfolio may enter into forward foreign currency exchange contracts in several circumstances. First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when management of a Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets. Each Portfolio generally will not enter into a forward contract with a term of greater than one year.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS

    Entering into a derivative instrument involves a risk that the applicable market will move against a Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage a Portfolio's exposure to a particular market risk. Leverage enhances a Portfolio's exposure to the price volatility of derivative instruments it holds. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio's assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses. The staff of the Commission takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are subject to each Portfolio's 15% limit on illiquid investments. A Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which a Portfolio may purchase and sell derivative instruments. Each Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company ("RIC") for federal income tax purposes. See "Taxes".

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS


    Each Portfolio may enter into futures contracts (and options thereon) traded on a foreign exchange if it is determined by the Investment Adviser that trading on such exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on United States exchanges regulated by the Commodity Futures Trading Commission ("CFTC").


    A Portfolio will only write a put option on a security which it intends to ultimately acquire for its portfolio. The Portfolio does not intend to purchase any options if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested.


    To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the CFTC, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


INTEREST RATE AND CURRENCY SWAPS

    Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies. The Portfolio will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. If the other party to an interest rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire payment stream in one designated currency in exchange for the entire payment stream in the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements will be maintained in a segregated account by the Portfolio's custodian. The Portfolio will not enter into any interest rate or currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

REVERSE REPURCHASE AGREEMENTS

    Each Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, a Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. A Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. A Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

    When a Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Fund's net asset value per share, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Investment Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield. Reverse repurchase agreements will be included within "borrowings" contained in the Fund's investment restriction (2) set forth below.

ASSET COVERAGE REQUIREMENTS

    Transactions involving reverse repurchase agreements, swaps, forward contracts or futures contracts and options (other than options that the Portfolio has purchased) expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options, forward contracts or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. (Only the net obligation of a swap will be covered). The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high grade debt securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily. Assets used as cover or held in a segregated account maintained by the Portfolio's custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

PORTFOLIO TURNOVER


    Neither Portfolio can accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Portfolio were replaced in a period of one year. A high turnover rate (such as 100% or more) necessarily involves greater expenses to a Portfolio and may result in the realization of substantial net short-term capital gains. The Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities of different countries, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Portfolio's rate of turnover and may increase the incidence of net short-term capital gains allocated to the Fund by the Portfolio which, upon distribution by the Fund, are taxable to Fund shareholders as ordinary income. For the fiscal years ended October 31, 1997 and 1996, the portfolio turnover rates of the Portfolio were 77% and 71%, respectively.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) Purchase any security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if such purchase, at the time thereof, would cause 25% or more of the Fund's total assets (taken at market value) to be invested in the securities of issuers in any single industry, provided that the electric, gas and telephone utility industries shall be treated as separate industries for purposes of this restriction;

    (2) Borrow money or issue senior securities except as permitted by the 1940 Act;

    (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

    (4) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (5) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

    (6) Purchase or sell physical commodities or futures contracts for the purchase or sale of physical commodities, provided that the Fund may enter into all types of futures and forward contracts on currency, securities and securities, economic and other indices and may purchase and sell options on such futures contracts; or

    (7) Make loans to any person, except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements, and (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its investable assets in an open-end management investment company (a Portfolio) with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval the Fund may invest its investable assets in other open-end management investment companies in the same group of investment companies with the same investment adviser as the Portfolio (or an affiliate) if, with respect to such assets, the other companies' permitted investments are substantially the same as those of the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio may not: (a) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or their delegate, determines to be liquid; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless no more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or (c) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares of securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

    HI Portfolio has substantially the same fundamental and nonfundamental policies as the Fund and the Portfolio except that HI Portfolio has the following additional fundamental policy: With respect to 75% of total assets of the Portfolio, the Portfolio may not purchase any security if such purchase, at the time thereof, would cause more than 5% of the total assets of the Portfolio (taken at market value) to be invested in the securities of a single issuer, or cause more than 10% of the total outstanding voting securities of such issuer to be held by the Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.


    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or a Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service, will not compel the Fund or a Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, the Fund and each Portfolio must always be in compliance with the borrowing policy set forth above and may not invest more than 15% of net assets in illiquid securities.


                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Investment Adviser, BMR, a wholly-owned subsidiary of Eaton Vance; of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust or the Portfolio, as defined in the 1940 Act by virtue of their affiliation with BMR, Eaton Vance, EVC, or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

M. DOZIER GARDNER (64), President and Trustee of the Trust* Vice Chairman of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.


JAMES B. HAWKES (56), President of the Portfolio, Vice President of the Trust and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance, EVC and
  EV and a Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.


DONALD R. DWIGHT (66), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (63), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (62), Trustee
Chairman of the Board and Chief Executive Officer -- United Asset Management
  Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (71), Trustee
Formerly Director of Fiduciary Company Incorporated. Director or Trustee of
  various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (68), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274
Investment Adviser of Eaton Vance Tax-Managed Emerging Growth Fund

                   OFFICERS OF THE TRUST AND THE PORTFOLIO

WILLIAM H. AHERN, JR. (38), Vice President of the Trust
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.

THOMAS J. FETTER (54), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Fetter was elected Vice President on October 17, 1997.

MARK VENEZIA (48), Vice President of the Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


MICHAEL B. TERRY (55), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


JAMES L. O'CONNOR (52), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.


ALAN R. DYNNER (57), Secretary
Vice President and Chief Legal Officer of BMR, Eaton Vance, EVC and EV since
  November 1, 1996. Previously, Mr. Dynner was a Partner of the law firm of Kirkpartrick & Lockhart LLP, New York and Washington, D.C., and was Executive Vice President of Neuberger & Berman Management, Inc., a mutual fund management company. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Dynner was elected Secretary on June 23, 1997.

JANET E. SANDERS (62), Assistant Treasurer and Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (35), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company, (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary on March 27, 1995.

ERIC G. WOODBURY (40), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary on June 19, 1995.
Investment Adviser of Eaton Vance Tax-Managed Emerging Growth Fund


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein.

    The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees" Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for its Trustees.


    The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) During the fiscal year ended October 31, 1997, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Trust and the Portfolio, and, for the year ended December 31, 1997, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                                                      AGGREGATE               AGGREGATE           TOTAL COMPENSATION
                                                     COMPENSATION            COMPENSATION           FROM TRUST AND
NAME                                                FROM TRUST(2)           FROM PORTFOLIO           FUND COMPLEX
----                                                -------------           --------------        -------------------
Donald R. Dwight ..............................        $ 6,080                $1,556(3)              $145,000(6)
Samuel L. Hayes, III ..........................          6,213                 1,858(4)               153,750(7)
Norton H. Reamer ..............................          5,958                  1,692                  145,000
John L. Thorndike .............................          6,205                 1,797(5)               146,250(8)
Jack L. Treynor ...............................          6,501                  1,818                  150,000

(1) As of March 1, 1998, the Eaton Vance fund complex consists of 146 registered investment companies or series thereof.
(2) The Trust consisted of 16 Funds as of October 31, 1997.
(3) Includes $679 of deferred compensation.
(4) Includes $632 of deferred compensation.
(5) Includes $1,784 of deferred compensation.
(6) Includes $45,000 of deferred compensation.
(7) Includes $38,438 of deferred compensation.
(8) Includes $109,022 of deferred compensation.

    The noninterested Trustees of HI Portfolio are the same persons as those of the Portfolio and James B. Hawkes is the only additional Trustee. The Committee structure and Trustee compensation policies of HI Portfolio are identical to that of the Portfolio.
Investment Adviser of Eaton Vance Tax-Managed Emerging Growth Fund


                     INVESTMENT ADVISER AND ADMINISTRATOR


    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $20 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment- grade and high-yield securities, tax-exempt investment-grade and high-yield securities, foreign debt, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.

    Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, municipal bonds and tax-free U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980's. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $21 billion in assets. Eaton Vance mutual funds are distributed by the Principal Underwriter both within the United States and offshore.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto to the extent not covered by insurance.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Prospectus. As of October 31, 1997, the Portfolio had net assets of $121,255,999. For the fiscal years ended October 31, 1997, 1996 and 1995, the Portfolio paid BMR advisory fees of $679,210, $744,744 and $992,620, respectively (equivalent to 0.52%, 0.54% and 0.55%, respectively, of the Portfolio's average daily net assets for each such period).


    The Investment Advisory Agreement with BMR continues in effect from year to year for so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and
(ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

    The investment advisory agreement of HI Portfolio with BMR is substantially the same as that of the Portfolio. With respect to assets of the Fund invested in HI Portfolio, BMR's monthly fee is equal to the aggregate of

    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                      ANNUAL         DAILY
CATEGORY   DAILY NET ASSETS                           ASSET RATE     INCOME RATE
--------------------------------------------------------------------------------
1          up to $500 million                         0.300%         3.00%
2          $500 million but less than $1 billion      0.275%         2.75%
3          $1 billion but less than $1.5 billion      0.250%         2.50%
4          $1.5 billion but less than $2 billion      0.225%         2.25%
5          $2 billion but less than $3 billion        0.200%         2.00%
6          $3 billion and over                        0.175%         1.75%

For the fiscal years ended March 31, 1997, 1996, and 1995, HI Portfolio advisory fees equaled 0.61%, 0.63% and 0.64%, respectively, of average daily net assets.


    The Portfolio has also engaged BMR to act as its Administrator under an Administration Agreement. The Administration Agreement with BMR continues in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Portfolio and (ii) by the vote of a majority of those Trustees of the Portfolio who are not interested persons of the Portfolio or of the Administrator. Under the Administration Agreement, BMR is obligated to (a) review and supervise the provision of all domestic and foreign custodial services to the Portfolio, and to make such reports and recommendations to the Board of Trustees of the Portfolio concerning the provision of such services as the Board deems appropriate; (b) provide to the Portfolio certain valuation, legal, accounting and tax assistance and services in connection with the Portfolio's (i) investments in (A) securities, obligations and commercial paper that are denominated in foreign currencies or the European Currency Unit ("ECU"), or that are issued or guaranteed by foreign entities, (B) certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, foreign banks or foreign branches of U.S. banks, and (C) participation interests in loans by U.S. or foreign banks that are made to foreign borrowers or that are denominated in foreign currencies or the ECU; and (ii) transactions in derivative instruments, including instruments indexed to foreign exchange rates, forward foreign currency exchange contracts, put and call options on foreign currencies, futures contracts and options on such contracts, and interest rate and currency swaps; and (c) provide to the Portfolio such other special administrative services as the Board from time to time shall instruct BMR to furnish under the Administration Agreement. In return for these special services, the Portfolio pays BMR as compensation under the Administration Agreement a monthly fee in the amount of .0125% (equivalent to .15% annually) of the average daily net assets of the Portfolio. For the fiscal years ended October 31, 1997, 1996 and 1995, the Portfolio paid BMR administration fees of $195,786, $208,657 and $273,545, respectively.


    The Portfolio will be responsible for all costs and expenses not expressly stated to be payable by BMR under the Administration Agreement. Such costs and expenses to be borne by the Portfolio include, without limitation, the fees and expenses of the Portfolio's custodian and transfer agent, including those incurred for determining the Portfolio's net asset value and keeping the Portfolio's books; expenses of pricing and valuation services; membership dues in investment company organizations; brokerage commissions and fees; registration of the Portfolio under the 1940 Act; expenses of reports to investors, proxy statements, and other expenses of investor's meetings; insurance premiums; printing and mailing expenses; interest, taxes and governmental fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with BMR; and investment advisory and administration fees. The Portfolio will also bear expenses incurred in connection with litigation in which the Portfolio is a party and any legal obligation the Portfolio may have to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

    As indicated in the Prospectus, Eaton Vance serves as administrator of the Fund but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

    IBT Trust Company (Cayman), Ltd. maintains HI Portfolio's principal office and certain of its records and provides administrative assistance in connection with meetings of its Trustees and interestholders.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of the Trust's registration under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under Federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.


    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot, John M. Nelson and Ralph Z. Sorenson. Mr. Hawkes is chairman, president and chief executive officer and Mr. Gardner is vice chairman of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Gardner, Hawkes and Rowland, and Alan R. Dynner, Thomas E. Faust, Jr., William
M. Steul and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of February 28, 1998, Messrs. Gardner and Hawkes each owned 24% of such voting trust receipts, Messrs. Rowland and Faust, owned 15% and 13%, respectively, and Messrs. Dynner, Steul, and Whitaker each owned 8%. Messrs. Gardner, Hawkes and Dynner are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Woodbury, Fetter, Murphy, Venezia, Terry, O'Connor and Ahern and Ms. Sanders, are officers or Trustees of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations.


    Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC also owns approximately 21% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. Eaton Vance, BMR, EVC and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolios, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolios and such banks.

                                  CUSTODIAN


    IBT acts as custodian for the Trust and each Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolios, has custody of all the Portfolios' assets, maintains the general ledger of the Portfolios and the Fund and computes the daily net asset value of interests in the Portfolios and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolios' investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolios. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission.


                 SERVICES FOR ACCUMULATION -- CLASS A SHARES

    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

INTENDED QUANTITY INVESTMENT -- STATEMENT OF INTENTION. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

RIGHT OF ACCUMULATION -- CUMULATIVE QUANTITY DISCOUNT. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares and listed under "The Eaton Vance Exchange Privilege" in the Prospectus. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For sales charges on quantity purchases, see "How to Buy Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and, hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE

    The net asset value of the Portfolio is determined by IBT (as agent and custodian for the Portfolio) in the manner described under "Valuing Shares" in the Prospectus. IBT Fund Services (Canada) Inc. determines the net asset value of HI Portfolio. The Fund and the Portfolios will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Debt securities (other than mortgage-backed, "pass-through" securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage-backed "pass-through" securities are valued using a matrix pricing system which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Over-the-counter options are valued at the mean between the bid and asked prices provided by dealers. Short-term obligations and money market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations maturing in sixty days or less are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

    The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted on one of the principal markets for such currencies. Generally, trading in foreign securities, derivative instruments and currencies is substantially completed each day at various times prior to the time a Portfolio calculates its net asset value. If an event materially affecting the values of such securities, instruments or currencies occurs between the time such values are determined and the time net asset value is calculated, such securities, instruments or currencies may be valued at fair value.

    Each investor in a Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Exchange is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in a Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in a Portfolio for the current Portfolio Business Day.

                            INVESTMENT PERFORMANCE

    Average annual total return is determined separately for each Class of the Fund by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum sales charge from the initial $1,000 purchase order for Class A shares, (iii) a complete redemption of the investment and (iv) the deduction of any CDSC at the end of the period. For information concerning the total return of the Classes of the Fund, see Appendix A, Appendix B and Appendix C.

    Yield is computed separately for each Class of the Fund pursuant to a standardized formula by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price (including the maximum initial sales charge for Class A shares) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by a Portfolio based on prescribed methods, reduced by accrued Fund and Class expenses for the period, with the resulting number being divided by the average daily number of Class shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of any CDSCs which (if applicable) are imposed on certain redemptions at the rates set forth under "How to Redeem Shares" in the Prospectus. Yield calculations assume the current maximum initial sales charge for Class A shares set forth under "How to Buy Shares" in the Prospectus. (Actual yield may be affected by variations in sales charges on investments). For the yield of the Classes of the Fund, see Appendix A, Appendix B and Appendix C.

    The Fund's total return may be compared to various domestic, international and global securities indices, such as the Commodity Research Bureau Futures Price Index. The Fund's yield may also be compared to the yields of other fixed-income securities, such as U.S. Treasuries, mortgage-backed securities, and corporate bonds or other securities comparable to the securities held by a Portfolio as reported by various independent sources (such as Bloomberg L.P.). In making such comparisons, the Fund may provide information concerning the nature of such indices or securities. This information may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    Evaluations of the Fund's performance (including ratings and rankings) made by independent sources, may be used in advertisements and in information furnished to present or prospective shareholders. In addition, information showing the effects of compounding interest may be included in advertisements and other material furnished to present and prospective shareholders. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded annually, semi-annually, quarterly or daily. Examples of compounding will be used for illustration purposes only.

    The Trust (or Principal Underwriter) may also provide investors and prospective investors with information on the Fund's duration and duration's relationship to the stability or volatility of a security's price. Information may also be provided concerning the diversification of the Portfolios (on such basis as country of issuer's origin, industry sector or security type), as well as the allocation of securities held by the Portfolios across various rating categories. In addition, information on the Portfolios' turnover rate may be provided to investors and prospective investors.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

      -- cost associated with aging parents;
      -- funding a college education (including its actual and estimated cost);
      -- health care expenses (including actual and projected expenses);
      -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
      -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Principal Underwriter believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice. Information about investment professionals may appear in sales literature and advertisements used by the Fund.

    The Trust (or Principal Underwriter) may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES


    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year, as a RIC under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment ordinary income and net income in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and avoid paying any federal income or excise tax. The Fund so qualified for its fiscal year ended October 31, 1997. Because the Fund invests substantially all of its assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. Each Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable and tax-exempt (if any) investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of a Portfolio and
(ii) will be entitled to the gross income of a Portfolio attributable to such share.

    In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income for such year, at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by (i) any available capital loss carryforwards, and (ii) 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolios are treated as partnerships for Massachusetts and federal tax purposes, neither the Fund nor a Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    A Portfolio's transactions in options, futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by a Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities and conversion of short-term capital losses into long-term capital losses. A Portfolio may make certain elections to mitigate adverse consequences of these tax rules and may have to limit its activities in options, futures contracts and forward contracts in order to enable the Fund to maintain its RIC status.

    The Portfolio may be subject to foreign income tax withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) arising from certain transactions in foreign securities. These taxes may be reduced or eliminated under the terms of an applicable tax convention between certain countries and the U.S. It is not expected that more than 50% of the value of the total assets of the Fund taking into account its allocable share of the Portfolios' total assets at the close of any taxable year will consist of securities issued by foreign corporations. Accordingly, under the Code, the Fund will not be eligible to pass through to its shareholders their proportionate share of foreign tax credits or deductions for foreign taxes paid by the Portfolio and allocated to the Fund. Certain foreign exchange gains and losses realized by the Fund will be treated as ordinary income and losses. Certain uses of foreign currency, foreign currency options, futures and forward contracts, and interest rate and currency swaps, and investment by the Portfolios in certain "passive foreign investment companies" ("PFICs") may be limited or a tax election may be made, if available, in order to seek to preserve the Fund's qualification as a RIC and/ or avoid imposition of an income tax on the Fund.

    A Portfolio's investment in zero coupon, and certain securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in a Portfolio, and in order to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio to make distributions to Fund shareholders.

    The appropriate tax accounting for dollar rolls is also uncertain in some respects, and the Portfolio's use of such rolls may accordingly be limited in order to preserve the Fund's qualification as a RIC.


    Investments in lower-rated or unrated securities may present special tax issues for a Portfolio and, hence, for the Fund to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Portfolio's taking certain positions in connection with ownership of such distressed securites. For example, the Code is unclear regarding: (i) when a Portfolio may cease to accrue interest, original issue discount, or market discount; (ii) when and to what extent deductions may be taken for bad debts or worthless securities; (iii) how payments received on obligations in default should be allocated between principal and income; and (iv) whether exchanges of debt obligations in a workout context are taxable.


    The Fund's distributions of taxable net investment income, the excess of net short-term capital gain over net long-term capital loss and certain foreign exchange gains earned by a Portfolio and allocated to the Fund are taxable to shareholders of the Fund as ordinary income whether received in cash or reinvested in additional shares. Only a small portion, if any, of such distributions of net investment income made by the Fund may qualify for the dividends-received deduction for corporations, subject to applicable limitations under the Code. The Fund's distributions of the excess of net long-term capital gain over net short-term capital loss (including any capital losses carried forward from prior years) earned by a Portfolio and allocated to the Fund are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares of the Fund have been held.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of any loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other shares of the Fund are purchased (whether through the reinvestment of distributions or otherwise) within 30 days before or after such disposition.

    Special tax rules apply to Individual Retirement Accounts ("IRAs") and other retirement plans, and persons investing through such plans should consult their tax advisers for more information. The deductibility of contributions to IRAs may be restricted or eliminated for particular shareholders.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.


    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local and, where applicable, foreign tax consequences of investing in the Fund.


                            PRINCIPAL UNDERWRITER


    The Trust has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Trust will exceed the amounts paid therefor. For the amount paid by the Trust to the Principal Underwriter for acting as repurchase agent, see Appendix B.

    CLASS A SHARES. Class A shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Trust reserves the right to suspend or limit the offering of its shares to the public at any time. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus (see "How to Buy Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase.


    Subject to the applicable provisions of the 1940 Act, the Trust may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Class. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company. Class A shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Trust, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Class A shares may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons.


    The Principal Underwriter acts as principal in selling Class A shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Class A shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    CLASS B AND CLASS C SHARES. Under the Distribution Agreement, the Principal Underwriter acts as principal in selling Class B and Class C shares. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, each Class B and Class C makes payments to the Principal Underwriter pursuant to their Distribution Plans as described in the Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plans or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Class B and Class C shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                        SERVICE PLAN -- CLASS A SHARES


    The Trust on behalf of its Class A shares has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Prospectus.


    The Plan remains in effect from year to year provided such continuance is approved by a vote of both a majority of (i) the noninterested Trustees who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Plan Trustees or by a vote of a majority of the outstanding Class A shares of the Fund. The Plan was approved by the Trustees including the Plan Trustees, on June 23, 1997.


    The Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the affected shareholders of Class A shares and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its Class A shareholders.

               DISTRIBUTION PLANS -- CLASS B AND CLASS C SHARES

    The Trust has adopted Distribution Plans (the "Plans") on behalf of its Class B and Class C shares designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the NASD. The purpose of the Plans is to compensate the Principal Underwriter for its distribution services and facilities provided with respect to Class B and Class C shares.

    The Plans provide that the Fund will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of Class B or Class C shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of Class B sales and 6.25% of Class C sales of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the Principal Underwriter.


    The amount payable to the Principal Underwriter pursuant to the Plans as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the respective Class and will accordingly reduce the net assets of the Class upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of .75% of the net assets of the Class on such day. The level of net assets changes each day and depends upon the amount of sales and redemptions of shares, the changes in the value of the investments held by the Portfolio, the expenses of the Class, the Fund and the Portfolio accrued and allocated to the Fund and Class on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Trust does not accrue possible future payments as a liability of a Class or reduce a Class' current net assets in respect of unknown amounts which may become payable under the Plans in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plans provide that the Class will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Trust to the Principal Underwriter whenever there exist uncovered distribution charges.


    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plans since their inception. Payments theretofore paid or payable under the Plans by the Trust to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Plans. Periods with a high level of sales of Class shares accompanied by a low level of early redemptions of Class shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist uncovered distribution charges of the Principal Underwriter.


    Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. For actual payments made and the outstanding uncovered distribution charges of the Principal Underwriter, see Appendix B. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees for Class C sales and sales commissions for Class B sales at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plans through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plans. The Eaton Vance organization may be considered to have realized a profit under the Plans if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B and Class C shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

    The Plans continue in effect from year to year for so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plans and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. The Plans require quarterly Trustee review of a written report of the amount expended under the Plans and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as the Plans are in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. Each Plan was approved by the Trustees, including the Rule 12b-1 Trustees, on June 23, 1997.


    The Trustees of the Trust believe that the Plans will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its Class B and Class C shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plans will compensate the Principal Underwriter for its services and expenses in distributing Class B and Class C shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plans provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plans are expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its Class B and Class C shareholders.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of each Portfolio and of all other accounts managed by it for execution with many broker-dealer firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to a Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the commission or spread, if any. The debt securities and obligations purchased and sold by a Portfolio are generally traded in the domestic or foreign over-the-counter markets on a net basis (i.e. without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. A Portfolio may also purchase debt securities from domestic and foreign underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. Transactions in foreign obligations usually involve the payment of fixed brokerage commissions when executed on foreign securities exchanges, which commissions are generally higher than those in the United States. Although commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of a Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolios is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregate order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


    For the fiscal years ended October 31, 1997, 1996 and 1995, the Portfolio paid brokerage commissions of $14,023, $23,792 and $11,700, respectively, with respect to portfolio transactions. Of these amounts, approximately $14,023, $23,792 and $11,357, respectively, was paid in respect of portfolio security transactions aggregating approximately $182,150,347, $245,268,131 and $148,774,532, respectively, to firms which provided some Research Services to BMR or its affiliates, (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

                              OTHER INFORMATION


    The Trust changed its name from Eaton Vance Government Obligations Trust on July 10, 1995. On October 31, 1995, the Fund was reorganized as a series of the Trust. Prior thereto, the Fund was a series of Eaton Vance Investment Fund, Inc. The Fund established multiple classes of shares on November 1, 1997. The operations of Class B reflect the operations of the Fund prior to such date. Class C is the successor to the operations of a separate series of the Trust. Class A shares commenced operations on November 1, 1997. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    As permitted by Massachusetts law, there will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold and may appoint successor Trustees.


    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. (The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class). Moreover, the Trust's By-laws provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.


    In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of a Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with a Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's Chairman or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with shareholders about such a meeting.

    Each Portfolio's Declaration of Trust, as amended, provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and a Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolios.

    Each Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.


    In connection with telephone redemptions and exchanges, the Trust, the Principal Underwriter and the Transfer Agent generally will verify personal account information in order to determine that instructions communicated are genuine.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                           INDEPENDENT ACCOUNTANTS

    Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, are the independent accountants for the Fund and the Portfolio providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission. Deloitte & Touche, Grand Cayman, Cayman Islands, British West Indies, are the independent certified public accountants of the HI Portfolio.

                             FINANCIAL STATEMENTS


    The audited financial statements of and the report of independent accountants for the Fund and the Portfolio appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the Fund's annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended October 31, 1997, as previously filed electronically with the Commission (Accession No. 0000950109-98-000325).

                          APPENDIX A: CLASS A SHARES

                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average total return on a hypothetical investment in shares of $1,000. Total return for Class A prior to November 1, 1997 reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. The "Value of Initial Investment" reflects the deduction of the maximum sales charge of 4.75%. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                       VALUE OF A $1,000 INVESTMENT

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                                                EXCLUDING MAXIMUM            INCLUDING MAXIMUM
                                              VALUE OF        VALUE OF            SALES CHARGE                 SALES CHARGE
        INVESTMENT           INVESTMENT       INITIAL        INVESTMENT    ---------------------------  ---------------------------
          PERIOD                DATE         INVESTMENT     ON 10/31/97     CUMULATIVE     ANNUALIZED    CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  --------------  -------------  ------------  -------------  ------------
Life of the Fund              11/26/90        $952.38        $1,544.48        62.17%          7.23%        54.45%         6.47%
5 Years Ended
10/31/97                      10/31/92        $952.98        $1,452.37        52.40%          8.79%        45.24%         7.75%
1 Year Ended
10/31/97                      10/31/96        $952.92        $1,052.36        10.44%         10.44%         5.24%         5.24%

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of January 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of January 31, 1998, Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, NJ 07303-9998 was the record owner of approximately 100.0% of the outstanding shares which were held on behalf of its customers who are beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                          APPENDIX B: CLASS B SHARES

                              FEES AND EXPENSES

DISTRIBUTION PLAN


    During the fiscal year ended October 31, 1997, the Principal Underwriter paid to Authorized Firms sales commissions of $527,959 on sales of Fund shares. During the same period, the Fund made payments under the Plan to the Principal Underwriter aggregating $979,078 and the Principal Underwriter received approximately $25,000 in CDSCs imposed on early redeeming shareholders. These payments reduced Uncovered Distribution Charges under the Plan. As at October 31, 1997, the outstanding uncovered distribution charges of the Principal Underwriter calculated under the Plan amounted to approximately $19,584,000. During the fiscal year ended October 31, 1997, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $238,745, of which $235,714 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER


    For the fiscal year ended October 31, 1997, the Fund paid the Principal Underwriter $3,837.50 for repurchase transactions handled by the Principal Underwriter.


                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class B shares for the periods shown in the table. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                  VALUE OF A $1,000 INVESTMENT

                                             INVESTMENT       INVESTMENT        TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                               BEFORE            AFTER               DEDUCTING                   DEDUCTING
                                              DEDUCTING        DEDUCTING              THE CDSC                    THE CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF      THE CDSC         THE CDSC      --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 10/31/97      ON 10/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-----------      ---------    ----------     -----------      -----------     ----------    ----------    ----------    ----------
Life of
the Fund          11/26/90      $1,000        $1,621.71        $1,621.71        62.17%         7.23%        62.17%        7.23%
5 Years
Ended
10/31/97          10/31/92      $1,000        $1,524.03        $1,504.03        52.40%         8.79%        50.40%        8.51%
1 Year
Ended
10/31/97          10/31/96      $1,000        $1,104.35        $1,054.35        10.44%        10.44%         5.44%        5.44%
------------

    The Fund's yield for the 30-day period ended October 31, 1997 was 5.15%.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at January 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of January 31, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 32.0% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                          APPENDIX C: CLASS C SHARES

                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to November 1, 1997 reflects the total return of the predecessor to Class C. Total return prior to May 25, 1994 reflects the total return of Class B, adjusted to reflect the Class C sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/ or service fees). If such adjustments were made, the Class C total return would be different. Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Two asterisk(**) indicates subsidized expenses. Return would have been lower without subsidies.

                                            VALUE OF A $1,000 INVESTMENT

                                               VALUE OF         VALUE OF
                                              INVESTMENT       INVESTMENT       TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                                BEFORE           AFTER               DEDUCTING                   DEDUCTING
                                               DEDUCTING       DEDUCTING              THE CDSC                    THE CDSC
  INVESTMENT     INVESTMENT    AMOUNT OF       THE CDSC         THE CDSC     --------------------------  --------------------------
   PERIOD*          DATE       INVESTMENT     ON 10/31/97     ON 10/31/97     CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-----------      ---------    ----------     -----------      -----------     ----------    ----------    ----------    ----------
Life of Fund      11/26/90       $1,000        $1,639.69       $1,639.69        63.97%         7.40%        63.97%        7.40%
5 Years Ended
10/31/97          10/31/92       $1,000        $1,540.87       $1,540.87        54.09%         9.03%        54.09%        9.03%
1 Year Ended
10/31/97**        10/31/96       $1,000        $1,101.30       $1,091.42        10.13%        10.13%         9.14%        9.14%
------------

    The Fund's yield for the 30-day period ended October 31, 1997 was 5.59%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of January 31, 1998, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of January 31, 1998, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 27.3% of the outstanding shares which were held on behalf of its customers who are beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                                  APPENDIX D

                     DESCRIPTION OF SECURITIES RATINGS(1)

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

SHORT-TERM DEBT

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.

Issuers rated PRIME-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

    -- Leading market positions in well established industries.
    -- High rates of return on funds employed.
    -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    -- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S CORPORATE BOND RATINGS:

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Bonds may lack a S&P's rating because no public rating has been requested, because there is insufficient information on which to base a rating, or because S&P's does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and"D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS

INVESTMENT GRADE BOND RATINGS

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AND AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, AND A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, AND BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

HIGH YIELD BOND RATINGS

BB+, BB, AND BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, AND B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/ industry conditions, and/or with unfavorable company developments.

Preferred stocks are rated on the same scale as bonds but the preferred rating gives weight to its more junior position in the capital structure. Structured

Financings are also rated on this scale.

COMMERCIAL PAPER/CERTIFICATES OF DEPOSIT

CATEGORY 1: TOP GRADE

DUFF 1 PLUS: Highest certainty of timely payment. Short-term liquidity including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S.

Treasury short-term obligations.

DUFF 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

DUFF 1 MINUS: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

CATEGORY 2: GOOD GRADE

DUFF 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

CATEGORY 3: SATISFACTORY GRADE

DUFF 3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation.

Nevertheless timely payment is expected.

No ratings are issued for companies whose paper is not deemed to be of investment grade.

                            *      *      *      *
NOTES:

(1) The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower- rated bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

   [logo]           Investing
                    for the
EATON VANCE         21st
------------        Century
MUTUAL FUNDS

--------------------------------------------------------------------------------
Eaton Vance
Strategic Income Fund


STATEMENT OF ADDITONAL INFORMATION
March 1, 1998

--------------------------------------------------------------------------------
Investment Adviser and Administrator of Stretegic Income Portfolio
Investment Adviser of High Income Portfolio
Boston Management and Research, 24 Federal Street, Boston, MA 02110

Administrator of Eaton Vance Strategic Income Fund
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

Custodian
Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116

Transfer Agent
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

Independent Accountants
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109       SISAI

                                     PART C
                                OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

          (a) FINANCIAL STATEMENTS


              INCLUDED IN PART A:

                 INCLUDED IN PART A FOR THE FUNDS LISTED BELOW ARE "FINANCIAL HIGHLIGHTS" FROM THE DATE INDICATED TO THE FISCAL YEAR ENDED OCTOBER 31, 1997:
                   Eaton Vance Strategic Income Fund (formerly EV Marathon
                     Strategic Income Fund) (start of business November 26,
                     1990)
                   Eaton Vance Tax-Managed Growth Fund (formerly EV Marathon
                     Tax-Managed Growth Fund) (start of business March 28, 1996)
                   Eaton Vance Tax-Managed Emerging Growth Fund (start of
                     business September 26, 1997)

                  INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING
                    FINANCIAL STATEMENTS CONTAINED IN THE ANNUAL REPORTS FOR THE FUNDS LISTED BELOW, EACH DATED OCTOBER 31, 1997 (WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(b)(2) OF THE INVESTMENT COMPANY ACT OF 1940):

                   Eaton Vance Strategic Income Fund (Accession No.
                     0000950109-98-000325)
                   Eaton Vance Tax-Managed Growth Fund (Accession No.
                     0000950156-98-000080) Eaton Vance
                   Tax-Managed Emerging Growth Fund (Accession No.
                     0000950109-98-000228)

                    THE FINANCIAL STATEMENTS CONTAINED IN EACH FUND'S ANNUAL
                      REPORT ARE AS FOLLOWS:

                     Portfolio of Investments (Eaton Vance Tax-Managed Emerging
                       Growth Fund only)
                     Statement of Assets and Liabilities
                     Statement of Operations
                     Statements of Changes in Net Assets
                     Financial Highlights
                     Notes to Financial Statements
                     Independent Auditors' Report

                  ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING
                   FINANCIAL STATEMENTS OF STRATEGIC INCOME PORTFOLIO AND TAX-MANAGED GROWTH PORTFOLIO, WHICH ARE CONTAINED IN THE ANNUAL REPORTS DATED OCTOBER 31, 1997 OF THE CORRESPONDING
                   FUNDS:

                   THE FINANCIAL STATEMENTS FOR EACH PORTFOLIO CONTAINED IN EACH FUND'S ANNUAL REPORT ARE AS FOLLOWS:

                     Portfolio of Investments
                     Statement of Assets and Liabilities
                     Statement of Operations
                     Statements of Changes in Net Assets
                     Supplementary Data
                     Notes to Financial Statements
                     Independent Auditors' Report

          (b) EXHIBITS:

          (1)(a) Amended and Restated Declaration of Trust dated August 17, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

             (b) Amendment to Declaration of Trust dated July 10, 1995 filed as Exhibit (1)(b) to Post- Effective Amendment No. 23 and incorporated herein by reference.

             (c) Amendment to Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post- Effective Amendment No. 38 and incorporated herein by reference.


             (d) Amendment and Restatement of Establishment and Designation
                 of Series of Shares dated January 6, 1998 filed herewith.

          (2)(a) By-Laws (As Amended November 3, 1986) filed as Exhibit
                 (2)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.


             (b) Amendment to By-Laws dated December 13, 1993 filed as
                 Exhibit (2)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

          (3)    Not applicable

          (4)    Not applicable

          (5)(a) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 filed as Exhibit (5)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

             (b) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 and incorporated herein by reference.

             (c) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax-Managed Emerging Growth Fund dated September 16, 1997 filed as Exhibit No. (5)(c) to Post-Effective Amendment No. 37 and incorporated herein by reference.

             (d) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Municipal Bond Fund dated October 17, 1997 filed as Exhibit No. (5)(d) to Post-Effective Amendment No. 37 and incorporated herein by reference.

             (e) Form of Investment Advisory Agreement with Eaton Vance
                 Management for Eaton Vance Tax- Managed International Growth Fund filed as Exhibit (5)(e) to Post-Effective Amendment No. 39 and incorporated herein by reference.

          (6)(a)(1) Distribution Agreement between Eaton Vance Mutual Funds Trust (on behalf of its Classic series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached Schedule A effective November 1, 1996) filed as Exhibit No. (6)(a)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.

                (2) Distribution Agreement between Eaton Vance Mutual Funds
                    Trust (on behalf of its Marathon series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached Schedule A effective November 1, 1996) filed as Exhibit (6)(a)(2) to Post- Effective Amendment No. 34 and incorporated herein by reference.

                (3) Distribution Agreement between Eaton Vance Mutual Funds
                    Trust (on behalf of its Traditional series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached Schedule A effective November 1, 1996) filed as Exhibit No. (6)(a)(3) to Post- Effective Amendment No. 34 and incorporated herein by reference.

                (4) Distribution Agreement between Eaton Vance Mutual Funds
                    Trust, on behalf of Eaton Vance Cash Management Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(4) to Post-Effective Amendment No. 34 and incorporated herein by reference.

                (5) Distribution Agreement between Eaton Vance Mutual Funds
                    Trust, on behalf of Eaton Vance Liquid Assets Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(5) to Post-Effective Amendment No. 34 and incorporated herein by reference.

                (6) Distribution Agreement between Eaton Vance Mutual Funds
                    Trust, on behalf of Eaton Vance Money Market Fund, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(6) to Post-Effective Amendment No. 34 and incorporated herein by reference.

                (7) Distribution Agreement between Eaton Vance Mutual Funds
                    Trust, on behalf of Eaton Vance Tax Free Reserves, and Eaton Vance Distributors, Inc. effective November 1, 1996 filed as Exhibit No. (6)(a)(7) to Post-Effective Amendment No. 34 and incorporated herein by reference.

                (8) Distribution Agreement between Eaton Vance Mutual Funds
                    Trust and Eaton Vance Distributors, Inc. dated June 23, 1997 with attached Schedules filed as Exhibit (6)(a) (8) to Post-Effective Amendment No. 38 and incorporated herein by reference.

                    (i) Amendment to Distribution Agreement dated October 17,
                        1997 filed as Exhibit (6)(a)(9) to Post-Effective Amendment No. 38 and incorporated herein by reference.

                   (ii) Form of Schedule A-2 to Distribution Agreement filed as
                        Exhibit (6)(a)(8)(i) to Post-Effective Amendment No. 39 and incorporated herein by reference.

             (b) Selling Group Agreement between Eaton Vance Distributors,
                 Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 61 and incorporated herein by reference.

          (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

          (8)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to
                 Post-Effective Amendment No. 23 and incorporated herein by reference.

             (b) Amendment to Custodian Agreement with Investors Bank &
                 Trust Company dated October 23, 1995 filed as Exhibit
                 (8)(b) to Post-Effective Amendment No. 27 and incorporated herein by reference.

          (9)(a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series) and Eaton Vance Management dated July 31, 1995, with attached schedules (including Amended Schedule A dated May 7, 1996) filed as Exhibit (9)(a) to Post-Effective Amendment No. 24 and incorporated herein by reference.

                (1) Amendment to Schedule A dated June 23, 1997 to the Amended
                    Administrative Services Agreement filed as Exhibit
                    (9)(a)(1) to Post-Effective Amendment No. 38 and incorporated herein by reference.

                (2) Form of Schedule A-1 to the Amended Administrative Services
                    Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 39 and incorporated herein by reference.


             (b) Transfer Agency Agreement dated January 1, 1998 filed as
                 Exhibit (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172)
                 and incorporated herein by reference.

         (10)    Opinion of Internal Counsel filed herewith.

         (11)(a) Consent of Independent Accountants for Eaton Vance Strategic Income Fund filed herewith.

         (11)(b) Independent Auditors' Consent for Eaton Vance Tax-Managed Growth Fund Filed herewith.

         (11)(c) Independent Auditors' Consent for Eaton Vance Tax-Managed Emerging Growth Fund filed herewith.
         (12)    Not applicable


         (13)    Not applicable

         (14)(a) Vance, Sanders Profit Sharing Retirement Plan for Self-Employed Persons with Adoption Agreement and instructions filed as Exhibit No. 14(1) to Post-Effective Amendment #22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

             (b) Eaton & Howard, Vance Sanders Defined Contribution
                 Prototype Plan and Trust with Adoption Agreements (1) Basic Profit-Sharing Retirement Plan, (2) Basic Money Purchase Pension Plan, (3) Thrift Plan Qualifying as Profit Sharing Plan, (4) Thrift Plan Qualifying as Money Purchase Plan,
                 (5) Integrated Profit Sharing Retirement Plan, (6) Integrated Money Purchase Pension Plan filed as Exhibit 14(2) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

             (c) Individual Retirement Custodial Account (Form 5305-A) and
                 Investment Instruction Form filed as Exhibit 14(3) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

             (d) Eaton & Howard, Vance Sanders Variable Pension Prototype
                 Plan and Trust with Adoption Agreement filed as Exhibit 14(b) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

         (15)(a) Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 as Amended and Restated February 25, 1991 filed as Exhibit (15)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

                (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds
                    Trust on behalf of Eaton Vance Short-Term Treasury Fund adopted June 24, 1996 filed as Exhibit No. (15)(b)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.

             (b) Distribution Plan for EV Marathon High Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(e) to Post-Effective Amendment No. 25 and incorporated herein by reference.

             (c) Distribution Plan for EV Classic High Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(f) to Post-Effective Amendment No. 25 and incorporated herein by reference.

             (d) Distribution Plan for Eaton Vance Liquid Assets Fund
                 pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(g) to Post-Effective Amendment No. 25 and incorporated herein by reference.

                (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds
                    Trust on behalf of Eaton Vance Liquid Assets Fund adopted June 24, 1996 filed as Exhibit No. (15)(g)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.

             (e) Distribution Plan for Eaton Vance Money Market Fund
                 pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 25 and incorporated herein by reference.

                (1) Amendment to Distribution Plan for Eaton Vance Mutual Funds
                    Trust on behalf of Eaton Vance Money Market Fund adopted June 24, 1996 filed as Exhibit No. (15)(h)(1) to Post-Effective Amendment No. 34 and incorporated herein by reference.

             (f) Eaton Vance Mutual Funds Trust Class A Service Plan adopted
                 June 23, 1997 with attached Schedules filed as Exhibit
                 (15)(i) to Post-Effective Amendment No. 38 and incorporated herein by reference.

                (1) Form of Schedule A-2 to Class A Service Plan filed as
                    Exhibit (15)(i)(1) to Post- Effective Amendment No. 39 and incorporated herein by reference.

             (g) Eaton Vance Mutual Funds Trust Class B Distribution Plan
                 adopted June 23, 1997 with attached Schedules filed as Exhibit (15)(j) to Post-Effective Amendment No. 38 and incorporated herein by reference.

                (1) Form of Schedule A-2 to Class B Distribution Plan filed as
                    Exhibit (15)(j)(1) to Post- Effective Amendment No. 39 and incorporated herein by reference.

             (h) Eaton Vance Mutual Funds Trust Class C Distribution Plan
                 adopted June 23, 1997 with attached Schedules filed as Exhibit (15)(k) to Post-Effective Amendment No. 38 and incorporated herein by reference.

                (1) Form of Schedule A-2 to Class C Distribution Plan filed as
                    Exhibit (15)(k)(1) to Post-Effective Amendment No. 39 and incorporated herein by reference.

         (16) Schedules for Computation of Performance Quotations filed herewith.

         (17)(a) Power of Attorney for Eaton Vance Mutual Funds Trust dated June 23, 1997, filed as Exhibit No. (17)(a) to
                 Post-Effective Amendment No. 35 and incorporated herein by reference.

             (b) Power of Attorney for Government Obligations Portfolio
                 dated April 22, 1997 filed as Exhibit (17)(b) to
                 Post-Effective Amendment No. 36 and incorporated herein by reference.

             (c) Power of Attorney for High Income Portfolio dated February
                 14, 1997 filed as Exhibit (17)(c) to Post-Effective Amendment No. 36 and incorporated herein by reference.

             (d) Power of Attorney for Strategic Income Portfolio dated
                 April 22, 1997 filed as Exhibit (17)(d) to Post-Effective Amendment No. 36 and incorporated herein by reference.

             (e) Power of Attorney for Cash Management Portfolio dated April
                 22, 1997 filed as Exhibit (17)(e) to Post-Effective Amendment No. 36 and incorporated herein by reference.


             (f) Power of Attorney for Tax-Managed Growth Portfolio dated
                 February 20, 1998 filed herewith.


         (18) Multiple Class Plan for Eaton Vance Funds dated June 23, 1997 filed as Exhibit (18) to Post-Effective Amendment No. 37 and incorporated herein by reference.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

                                (1)                                                      (2)
                          TITLE OF CLASS                                      NUMBER OF RECORD HOLDERS
          Shares of beneficial interest without par value                      as of January 30, 1998

       Eaton Vance Cash Management Fund                                             2,351
       Eaton Vance Liquid Assets Fund                                                 389
       Eaton Vance Money Market Fund                                                  962
       Eaton Vance Short-Term Treasury Fund                                            64
       Eaton Vance Tax Free Reserves                                                  178
       EV Classic High Income Fund                                                    679
       EV Marathon High Income Fund                                                16,361

                                                                CLASS A           CLASS B           CLASS C

       Eaton Vance Government Obligations Fund                   3,214              3,350            8,375
       Eaton Vance Strategic Income Fund                             2              5,306              363
       Eaton Vance Tax-Managed Growth Fund                       9,319             24,464            7,871
       Eaton Vance Tax-Managed Emerging Growth Fund                493                897              253

ITEM 27.  INDEMNIFICATION


    Article IV of the Trust's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the Principal Underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
    Reference is made to the information set forth under the captions "Investment Adviser and Administrator" or "Investment Adviser" in the Statements of Additional Information which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

        Eaton Vance Growth Trust                              Eaton Vance Mutual Funds Trust
        Eaton Vance Income Fund of Boston                     Eaton Vance Prime Rate Reserves
        Eaton Vance Investment Trust                          Eaton Vance Special Investment Trust
        Eaton Vance Municipals Trust                          EV Classic Senior Floating-Rate Fund
        Eaton Vance Municipals  Trust II

    (b)

                (1)                                      (2)                                   (3)
        NAME AND PRINCIPAL                      POSITIONS AND OFFICES                  POSITIONS AND OFFICE
         BUSINESS ADDRESS*                   WITH PRINCIPAL UNDERWRITER                  WITH REGISTRANT
         -----------------                   --------------------------                ---------------------

James B. Hawkes                                Vice President and Director                        Vice President and Trustee
William M. Steul                               Vice President and Director                        None
Wharton P. Whitaker                            President and Director                             None
Albert F. Barbaro                              Vice President                                     None
Chris Berg                                     Vice President                                     None
Kate Bradshaw                                  Vice President                                     None
David B. Carle                                 Vice President                                     None
Daniel C. Cataldo                              Vice President                                     None
Raymond Cox                                    Vice President                                     None
Mark P. Doman                                  Vice President                                     None
Alan R. Dynner                                 Vice President                                     Secretary
Richard Finelli                                Vice President                                     None
Kelly Flynn                                    Vice President                                     None
James Foley                                    Vice President                                     None
Michael A. Foster                              Vice President                                     None
William M. Gillen                              Senior Vice President                              None
Hugh S. Gilmartin                              Vice President                                     None
Perry D. Hooker                                Vice President                                     None
Brian Jacobs                                   Senior Vice President                              None
Thomas P. Luka                                 Vice President                                     None
John Macejka                                   Vice President                                     None
Timothy D. McCarthy                            Vice President                                     None
Joseph T. McMenamin                            Vice President                                     None
Morgan C. Mohrman                              Senior Vice President                              None
James A. Naughton                              Vice President                                     None
Mark D. Nelson                                 Vice President                                     None
Linda D. Newkirk                               Vice President                                     None
James L. O'Connor                              Vice President                                     Treasurer
Thomas Otis                                    Secretary and Clerk                                None
George D. Owen, II                             Vice President                                     None
Erique M. Pineda                               Vice President                                     None
F. Anthony Robinson                            Vice President                                     None
Jay S. Rosoff                                  Vice President                                     None
Benjamin A. Rowland, Jr.                       Vice President, Treasurer and Director             None
Stephen M. Rudman                              Vice President                                     None
John P. Rynne                                  Vice President                                     Assistant Secretary
Kevin Schrader                                 Vice President                                     None
George V.F. Schwab, Jr.                        Vice President                                     None
Teresa A. Sheehan                              Vice President                                     None
David C. Sturgis                               Vice President                                     None
Cornelius J. Sullivan                          Senior Vice President                              None
David M. Thill                                 Vice President                                     None
John M. Trotsky                                Vice President                                     None
Chris Volf                                     Vice President                                     None
Sue Wilder                                     Vice President                                     None

----------
*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Certain corporate documents of the High Income Portfolio are also maintained by IBT Trust Company (Cayman), Ltd., The Bank of Nova Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies, and certain investor accounts and High Income Portfolio's and the Registrant's accounting records are held by IBT Fund Services (Canada) Inc., 1 First Canadian Place, Kingstreet West, Suite 2800, P.O. Box 231, Toronto, Ontario, Canada M5X 1C8. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS


    The Registrant undertakes to file a Post-Effective Amendment on behalf of Eaton Vance Tax-Managed International Growth Fund, using financial statements which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 39.


    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 23rd day of February, 1998.

                                    EATON VANCE MUTUAL FUNDS TRUST

                                    By:  /s/ M. DOZIER GARDNER
                                    ------------------------------
                                        M. DOZIER GARDNER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                                   TITLE                             DATE
          ---------                                   -----                             -----


                                              President, Principal
                                                Executive Officer and
/s/ M. DOZIER GARDNER                           Trustee                              February 23, 1998
--------------------------------------
    M. DOZIER GARDNER
                                              Treasurer and Principal
                                                Financial and Accounting
/s/ JAMES L. O'CONNOR                           Officer                              February 23, 1998
--------------------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES                           Vice President and Trustee             February 23, 1998
--------------------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*                         Trustee                                February 23, 1998
--------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                     Trustee                                February 23, 1998
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                         Trustee                                February 23, 1998
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                        Trustee                                February 23, 1998
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                          Trustee                                February 23, 1998
--------------------------------------
    JACK L. TREYNOR


*By: /s/ ALAN R. DYNNER
    ----------------------------------
         ALAN R. DYNNER
         As Attorney-in-fact

                                  SIGNATURES

    Strategic Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 23rd day of February, 1998.

                                    STRATEGIC INCOME PORTFOLIO

                                    By:  /s/JAMES B. HAWKES
                                    ------------------------------------------
                                            JAMES B. HAWKES, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                                   TITLE                             DATE
          ---------                                   -----                             ----
                                              Trustee, President and
                                                Principal Executive
/s/ JAMES B. HAWKES                             Officer                              February 23, 1998
--------------------------------------
    JAMES B. HAWKES
                                              Treasurer and Principal
                                                Financial and Accounting
/s/ JAMES L. O'CONNOR                           Officer                              February 23, 1998
--------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                         Trustee                                February 23, 1998
--------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                     Trustee                                February 23, 1998
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                         Trustee                                February 23, 1998
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                        Trustee                                February 23, 1998
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                          Trustee                                February 23, 1998
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
    --------------------------------
         ALAN R. DYNNER
         As Attorney-in-fact


                                  SIGNATURES

    Tax-Managed Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 23rd day of February, 1998.

                                    TAX-MANAGED GROWTH PORTFOLIO

                                    By:  /s/ JAMES B. HAWKES
                                    ----------------------------------------
                                             JAMES B. HAWKES, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                                   TITLE                             DATE
          ---------                                   -----                             ----

                                              Trustee, President and
                                                Principal Executive
 /s/ JAMES B. HAWKES                            Officer                              February 23, 1998
--------------------------------------
     JAMES B. HAWKES
                                              Treasurer and Principal
                                                Financial and Accounting
/s/ JAMES L. O'CONNOR                           Officer                              February 23, 1998
--------------------------------------
    JAMES L. O'CONNOR

    LANDON T. CLAY*                           Trustee                                February 23, 1998
--------------------------------------
    LANDON T. CLAY

    DONALD R. DWIGHT*                         Trustee                                February 23, 1998
--------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                     Trustee                                February 23, 1998
--------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                         Trustee                                February 23, 1998
--------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                        Trustee                                February 23, 1998
--------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                          Trustee                                February 23, 1998
--------------------------------------
    JACK L. TREYNOR

*By: /s/ ALAN R. DYNNER
    --------------------------------
         ALAN R. DYNNER
         As Attorney-in-fact

                                  EXHIBIT INDEX

                                                             PAGE IN SEQUENTIAL
EXHIBIT NO.                     DESCRIPTION                   NUMBERING SYSTEM
----------                      -----------                  -------------------

 (1)(d) Amendment and Restatement of Establishment and Designation of Series of Shares of Beneficial Interest dated January 6, 1998.
(10)        Opinion of Internal Counsel.
(11)(a)     Consent of Independent Accountants for Eaton Vance
            Strategic Income Fund.
(11)(b)     Independent Auditors' Consent for Eaton Vance
            Tax-Managed Growth Fund.
(11)(c) Independent Auditors' Consent for Eaton Vance Tax-Managed Emerging Growth Fund.
(16)        Schedules for Computation of Performance
            Quotations.
(17)(f)     Power of Attorney for Tax-Managed Growth Portfolio.